KNOWLEDGE * DISCIPLINE * SERVICE * CHOICE
-------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
-------------------------------------------------

INVESCO BOND FUNDS
HIGH YIELD FUND
SELECT INCOME FUND
TAX-FREE BOND FUND
U.S. GOVERNMENT SECURITIES FUND






                                   SEMIANNUAL












                         [INVESCO ICON] INVESCO FUNDS



SEMIANNUAL REPORT | February 29, 2000

"HOLDERS OF BONDS ARE ENJOYING HIGH REAL YIELDS PAID BY ISSUERS, BOTH CORPORATIONS AND MUNICIPALITIES, THAT ARE ESPECIALLY SOLVENT BASED ON HISTORICAL STANDARDS."(PAGE 4)

Graph: High Yield Fund-Investor Class 10-Year Total Return vs. Merrill Lynch High Yield Master Index

          This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund-Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended February 29, 2000.

Graph: Select Income Fund-Investor Class 10-Year Total Return vs. Lehman Government/Corporate Bond Index

          This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund-Investor Class to the value of a $10,000 investment in the Lehman Government/Corporate Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended February 29, 2000.

Because the inception of C-class shares for INVESCO Bond Funds took place immediately before the reporting period, we are not including performance figures for this class of shares. Future reports will include separate performance tables and charts for C-class shares.


                           TOTAL RETURN--INVESTOR CLASS
                            PERIODS ENDED 2/29/2000(1)


                             Cumulative                     Average Annualized
                               6 months      1 year      5 years        10 years
--------------------------------------------------------------------------------
High Yield Fund                   2.50%       6.61%       10.41%          10.17%
Select Income Fund                1.37%     (0.12%)        7.52%           8.69%
Tax-Free Bond Fund              (0.34%)     (3.22%)        4.64%           6.23%
U.S. Government Securities Fund   2.08%     (1.28%)        6.81%           7.16%

Graph: U.S. Government Securities Fund-Investor Class 10-Year Total Return vs. Lehman Government Long Bond Index

          This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund-Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended February 29, 2000.

Graph: Tax-Free Bond Fund-Investor Class 10-Year Total Return vs. Lehman Municipal Bond Index

          This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund-Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended February 29, 2000.

The line graphs illustrate the value of a $10,000 investment, plus reinvested dividends and capital gain distributions, for the 10-year period through 2/29/00. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance. (Of course, past performance is not a guarantee of future results.)(1),(2)


MANAGER OF THE YEAR
--------------------------------------------------------------------------------
INVESCO IS PROUD TO NOTE THAT DIRECTOR OF FIXED-INCOME INVESTMENTS JERRY PAUL, MANAGER OF HIGH YIELD AND SELECT INCOME FUNDS, WAS RECENTLY NAMED "FIXED-INCOME MANAGER OF THE YEAR" BY INDEPENDENT MUTUAL FUND ANALYST MORNINGSTAR.

INVESCO'S BOND FUNDS
A REPORT FROM THE MANAGERS
--------------------------------------------------------------------------------
Dear Shareholder:

The past six months have been another uninspiring period for bond investors, although fixed-income investments have recently performed much more in line with the broad equity markets. Indeed, bonds have shared the same fate suffered by many stocks: With returns so high in the technology-driven sectors of the equity market, investors have been reluctant to allocate funds to slower-growing asset classes. Thus demand for bonds has languished, weighing in turn on prices.

As you know, the other key determinant of bond fund performance is the direction of interest rates. Here, too, bondholders have been swimming against the current. In the past six months, the Federal Reserve Board raised short-term interest rates twice, continuing the monetary tightening cycle it began last June. Most investors expect the central bank to continue tightening in 2000 in an attempt to slow the economy to a pace that it perceives to be sustainable.

Finally, the high yield sector of the bond market has suffered moderately from default concerns. Of course, high-yield bonds issued by corporations always carry some risk, and issuers have experienced some well-publicized defaults over the past several months. Nonetheless, we are seeing little evidence of any systemic credit problems, caused either by lax lending standards or a slowing economy. Indeed, our avoidance of the bulk of these defaults has helped our performance relative to other high yield bond funds.

While these conditions have created frustrating conditions for bond sellers, they have also resulted in what we believe are extremely attractive valuations in the corporate and municipal bond markets. Holders of bonds are enjoying high real yields paid by issuers, both corporations and municipalities, that are especially solvent based on historical standards.

We should note, however, that our optimism is based on our view of the longer-term outlook for this market. We would be surprised if the bond markets rocketed back this year, as they did in the early 1990s following a similarly difficult period. For the corporate bond markets to enjoy a sustained recovery, buyers will have to return en masse -- as they seem unlikely to do as long as the equity markets continue to offer the potential for double-digit returns. Nonetheless, we expect that more investors ultimately will be attracted to the combination of return and relative security offered by corporate bonds.

HIGH YIELD FUND

In High Yield Fund, our investment themes have continued to play out as we expected, although the good news we received about several of our holdings has come against an extremely difficult market backdrop. Mixing our favorable bond selections with an unfavorable market environment has resulted in a small gain for the fund over the past six months.

For the six-month period ended February 29, 2000, the value of your shares in High Yield Fund-Investor Class rose 2.50%. This return exceeded that of the Merrill Lynch High Yield Master Index, which rose 0.24% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

Our telecommunications theme has continued to grow in importance. As competitive carriers continue to grow and grab market share from established companies, they have borrowed extensively in the high yield market to fund their expansions. We have benefited from credit upgrades in several of our holdings.

Bondholders have enjoyed not only high income from this debt, but also improvements in the strength of the credits as many of these same companies have turned to the equity markets to provide another layer of financing beneath their debt. A prime example is Level 3 Communications, which now boasts a roughly $40 billion equity cushion that will protect bondholders in the event the company experiences difficulties.

Telecommunications bondholders also stand to prosper from the ongoing round of consolidation taking place in this industry. Recently, we saw an increase in the price of our bonds in the Irish telecommunications firm Esat Holdings Ltd when first the Norwegian firm Telenor, and then British Telecom, announced plans to take over the company. We fully anticipate that large European telecommunication firms will next turn their sights to American carriers. Like beachfront property, the number of possible entry points into the U.S. market is limited -- and we have positions in them all.

Moving forward, we will continue to position the fund for such potential credit improvements, which result from the ongoing shifts in the market structures of industries. Because we believe these processes are somewhat visible -- and thus predictable -- this approach seems to us to be a relatively low-risk way to add value for our shareholders, while providing high current income. We do not feel the same way about other techniques, including investing in emerging market debt and the overuse of convertible securities.

SELECT INCOME FUND

For the six-month period ended February 29, 2000, the value of your shares in Select Income Fund-Investor Class rose 1.37%. This return slightly trailed that of the Lehman Government/Corporate Bond Index, which rose 1.72% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

One of the notable features of the credit markets recently has been the widening gap between yields on corporate and government debt. Given the growing demand for capital from expanding firms, the real cost of capital for even the highest-rated borrowers has increased -- not only absolutely, but also in relation to Treasury securities. Thus, for corporate borrowers and investors in their bonds, the rising government and mortgage rates that have dominated the business news over the past several months have told only part of the story. Within the corporate bond universe, our fund's relatively long average duration has left us particularly vulnerable to these rising rates.

On the other hand, we have continued to benefit from increases in the prices of our bonds flowing from our investment themes. Consolidation in the telecommunications industry, explained above, has benefited the fund. A continuing theme of some importance has been electric utility deregulation, which has seen utilities improve their credit ratings as a result. Other investment themes, including gaming and broadcasting, have been less important for the fund, but we expect that they may benefit the portfolio going forward.

TAX-FREE BOND FUND

For the six-month period ended February 29, 2000, the value of your shares in Tax-Free Bond Fund-Investor Class declined 0.34%. This return was below that of the Lehman Municipal Bond Index, which fell 0.02% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

Yet another unusual feature of the current bond markets is the near parity between yields on municipal bonds and Treasury bonds of the same duration. Investors in municipal bonds can now enjoy post-tax effective yields that are often 2% greater than those offered by Treasurys.

While this situation creates attractive values for municipal bond buyers, it is also indicative of a difficult period in the municipal markets. Past heavy issuance by municipalities resulted in an oversupply of municipal bonds, a situation that was aggravated by a lack of buyers. Over the past year, the prices of municipal securities have declined fairly steadily. As with corporate bonds, any sort of sustained recovery in this market will rely on investors shifting from equities and placing a higher emphasis on security of return.

U.S. GOVERNMENT SECURITIES FUND

For the six-month period ended February 29, 2000, the value of your shares in U.S. Government Securities Fund-Investor Class rose 2.08%. This return lagged that of the Lehman Government Long Bond Index, which rose 2.88% over the same period. (Of course, past performance is no guarantee of future results.)(1),(2)

The good news for investors in longer-term government securities is that government interest rates -- after nearly 18 months of increases -- have recently shown signs of trending downward; indeed, long bond yields have declined dramatically. Of course, the main question now is whether this is a temporary pause before rates resume their climb, or whether we have seen a real inflection point.

Evidence suggesting that rates may remain subdued hinges largely on the superb U.S. economic environment. Banks are healthy, the government is showing exemplary fiscal discipline, and technology is expanding productivity. Most important, inflationary pressures -- at least at the consumer level -- remain largely absent. But a number of more troublesome signs remain as well. The yield curve's recent inversion does not bode well for the current expansion, as several times in the past such inversions led to recessions within the year. A tight labor market remains a real inflationary concern, especially if it combines with higher raw material and energy prices to further increase producer prices. Finally, the government's buyback of its debt -- which has led rates lower recently -- may introduce uncertainties into the credit markets. A number of institutions, such as mortgage lenders, rely on stable long-term rates on government debt to conduct their operations.

It is difficult to foresee how these various and often contradictory forces will affect the fund. But within these uncertain parameters, we feel confident in our current approach, which mixes government agency mortgage-backed securities in roughly equal proportion with U.S. Treasury bonds. The mortgage-backed securities provide our fund somewhat higher yields, whereas our longer-duration Treasury bonds are perfectly situated for government buybacks.

Finally, it is worth noting that the uncertainties in the interest rate environment are dwarfed by those in the equity markets. Recently, several observers have speculated that bonds deserve no risk premium over stocks. Should many prominent stocks fall from their rarefied levels, we expect that many investors will revisit this assumption -- and the bond markets might welcome back many former buyers.


/s/ Donovan J. Paul                          /s/ Richard Hinderlie

DONOVAN (JERRY) PAUL                         RICHARD HINDERLIE
Senior Vice President and                    Vice President
Director of Fixed-Income Investments         Manager of U.S. Government
Manager of Select Income Fund,               Securities Fund
High Yield Fund and Tax-Free Bond Fund


--------------------------------------------------------------------------------
FUND MANAGERS
DONOVAN J. (JERRY) PAUL, CFA, CPA (FIXED-INCOME)
Jerry Paul is the Director of Fixed-Income investments at INVESCO Funds Group. He received his BBA from the University of Iowa, and an MBA from the University of Northern Iowa. Before joining INVESCO, Jerry worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He began his investment career in 1976. He is a Chartered Financial Analyst and CPA.

RICHARD HINDERLIE
Dick Hinderlie received his BA in economics from Pacific Lutheran University and his MBA from Arizona State University. He began his investment career in 1973, and has extensive experience in fixed-income analysis and portfolio management.

INVESCO | SEMIANNUAL REPORT | FEBRUARY 29, 2000
MOVING FORWARD
--------------------------------------------------------------------------------
MARKET HEADLINES:
SEPTEMBER 1999 - FEBRUARY 2000

In the months surrounding the ballyhooed (and ultimately uneventful) Y2K deadline, the broad markets continued to confound many analysts. Detractors termed the markets "schizophrenic," while more optimistic observers noted that the markets were merely "bifurcated." In any case, investors continued to punish most "Old Economy" stocks while rewarding "New Economy" firms in the favored sectors of telecommunications and technology.

Why had stock performance diverged so drastically? One possibility was simply that investors were chasing performance, throwing more money after the few stocks that had worked in the recent past. Indeed, speculation seemed on the rise worldwide. In Hong Kong, near-riot conditions accompanied the investor stampede to participate in Tom.com, an initial public offering for an Internet firm with no revenues -- much less earnings.

But another possibility was that investors were simply putting their money where the profits were. With easy comparisons back to 1998 now out of the way, fewer firms could boast aggressive annual profits or sales growth. Those that could were concentrated around new technologies, such as fiber optics, that seemed to enjoy unlimited demand as businesses and consumers re-tooled for the information age.

The tension between avoiding speculation on the one hand, and accommodating real, structural change on the other, preoccupied policymakers as well. Federal Reserve Chairman Alan Greenspan spoke several times of a "special period" of innovation, while warning that the expansion was nonetheless running too hot to keep inflation subdued.

In an attempt to bring the economy to a "soft landing," the Federal Reserve Board raised short-term interest rates on two occasions over the period, bringing medium-term interest rates to their highest levels in over two years. As the federal government surplus began to affect the long-term Treasury market, however, long-term rates headed lower -- resulting in an unusual situation where borrowers paid more for medium-term debt.

Did the Fed's medicine work? If you were a homebuilder, you probably thought so:
New and existing home sales cooled off as buyers contemplated higher mortgage rates. You probably concurred if you were a value investor in the stock market, where many "Old Economy" stocks languished at levels they had hit in the depths of 1998's emerging markets crisis.

But that wasn't the whole picture. Auto dealers remained content as sales boomed even after the second rate increase in February 2000, helped by generous manufacturer incentives. In the stock market, technology and telecommunication investors saw their holdings soar, fueled by expectations of rocketing global demand. Indeed, many such firms, flush with cash from the equity markets, remained immune to higher short-term interest rates because they carried little or no debt.

Meanwhile, most Americans continued to see the glass as half full -- with wage increases strong and consumer price inflation subdued, it was difficult to be too pessimistic. As the quick rebound in 1998 had proved, it was the average consumer that mattered most. If he or she stayed optimistic even while paying more for gas and higher rates on credit card debt, the economy seemed firmly fixed to its tracks. Whether the market would be as well remained, as always, open to question.


SINCE THE FUNDS ARE ACTIVELY MANAGED, HOLDINGS WILL CHANGE OVER TIME.

(1) TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(2) THE MERRILL LYNCH HIGH YIELD MASTER TRUST, LEHMAN GOVERNMENT/CORPORATE BOND, LEHMAN GOVERNMENT LONG BOND, AND LEHMAN MUNICIPAL BOND INDEXES ARE UNMANAGED INDEXES INDICATIVE OF THE HIGH YIELD BOND, OVERALL DOMESTIC FIXED-INCOME,
LONGER-TERM GOVERNMENT BOND, AND BROAD TAX-EXEMPT BOND MARKETS, RESPECTIVELY. LIPPER ANALYTICAL SERVICES IS AN INDEPENDENT MUTUAL FUND ANALYST.

STATEMENT OF INVESTMENT SECURITIES

INVESCO BOND FUNDS, INC.
FEBRUARY 29, 2000
UNAUDITED

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE
HIGH YIELD FUND
89.67 FIXED INCOME SECURITIES
89.67 CORPORATE BONDS
0.18  AUTO PARTS
      MascoTech Inc, Conv Sub Deb, 4.500%, 12/15/2003                    $    1,800,000    $   1,347,750
========================================================================================================
0.95  BIOTECHNOLOGY
      Packard BioScience, Sr Sub Notes, Series B, 9.375%, 3/1/2007       $    8,100,000        7,006,500
========================================================================================================
5.23  BROADCASTING
      Chancellor Media of Los Angeles, Gtd Sr Sub Notes
        Series B, 10.500%, 1/15/2007                                     $    9,600,000       10,320,000
      LIN Holdings, Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2008                                         $   14,785,000        9,499,363
      LIN Television, Gtd Sr Sub Notes, 8.375%, 3/1/2008                 $    9,925,000        8,845,656
      Sinclair Broadcast Group, Sr Sub Notes, 10.000%, 9/30/2005         $    4,000,000        3,865,000
      Young Broadcasting, Gtd Sr Sub Notes, Series B
        9.000%, 1/15/2006                                                $    6,700,000        6,113,750
========================================================================================================
                                                                                              38,643,769
3.79  CABLE
      Charter Communications Holdings LLC/Charter
        Communications Holdings Capital, Sr Discount
        Step-Up Notes, Zero Coupon(a), 4/1/2011                          $    7,250,000        4,168,750
      Comcast Cable Partners Ltd, Sr Discount Step-Up Deb
        Zero Coupon(a), 11/15/2007                                       $    9,414,000        9,037,440
      Mediacom LLC/Mediacom Capital, Sr Notes
        7.875%, 2/15/2011                                                $    1,750,000        1,509,375
      NTL Inc
        Conv Sub Notes(b), 5.750%, 12/15/2009                            $    1,800,000        1,836,000
        Sr Deferred Step-Up Notes, Zero Coupon(a), 4/1/2008              $    5,250,000        3,491,250
      Renaissance Media Group LLC/Renaissance Media
        Capital, Gtd Sr Discount Step-Up Notes
        Zero Coupon(a), 4/15/2008                                        $   12,000,000        7,980,000
========================================================================================================
                                                                                              28,022,815
2.80  CHEMICALS
      Huntsman Corp, Sr Sub Notes(b), 9.500%, 7/1/2007                   $    8,500,000        7,947,500
      Huntsman Polymers, Sr Notes, 11.750%, 12/1/2004                    $   12,291,000       12,751,912
========================================================================================================
                                                                                              20,699,412

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

2.99  COMMUNICATIONS -- EQUIPMENT & MANUFACTURING
      Metromedia Fiber Network, Sr Notes, Series B
        10.000%, 11/15/2008                                              $   13,000,000    $  12,772,500
      World Access, Sr Notes, Series B, 13.250%, 1/15/2008               $    6,750,000        6,159,375
      Worldwide Fiber, Sr Notes, 12.500%, 12/15/2005                     $    3,050,000        3,194,875
========================================================================================================
                                                                                              22,126,750
3.36  COMPUTER RELATED
      PSINet Inc
        Sr Notes, 11.000%, 8/1/2009                                      $    8,770,000        8,791,925
        Sr Notes(b), 10.500%, 12/1/2006                                  $   13,000,000       12,772,500
      WAM!NET, Gtd Sr Discount Step-Up Notes, Series B
        Zero Coupon(a), 3/1/2005                                         $    5,700,000        3,249,000
========================================================================================================
                                                                                              24,813,425
1.49  ELECTRIC UTILITIES
      El Paso Electric, 1st Mortgage, Series D, 8.900%, 2/1/2006         $    6,000,000        6,170,868
      Niagara Mohawk Power, Sr Discount Step-Up Notes
        Series H, Zero Coupon(a), 7/1/2010                               $    6,500,000        4,858,750
========================================================================================================
                                                                                              11,029,618
0.53  ELECTRICAL EQUIPMENT
      Alpine Group, Gtd Sr Secured Notes, Series B
        12.250%, 7/15/2003                                               $    3,800,000        3,914,000
========================================================================================================
0.65  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes, 8.250%, 4/1/2008                       $    5,750,000        4,830,000
========================================================================================================
0.12  ENTERTAINMENT
      AMC Entertainment, Sr Sub Notes, 9.500%, 2/1/2011                  $    1,200,000          906,000
========================================================================================================
1.53  FINANCIAL
      Madison River Capital LLC/Madison River Financial
        Sr Notes(b), 13.250, 3/1/2010                                    $   11,500,000       11,270,000
========================================================================================================
3.55  GAMING
      Aztar Corp, Sr Sub Notes, 8.875%, 5/15/2007                        $   13,000,000       11,992,500
      Isle of Capri Casinos, Gtd Sr Sub Notes, 8.750%, 4/15/2009         $    8,250,000        7,311,563
      Park Place Entertainment, Sr Sub Notes(b), 9.375%, 2/15/2007       $    3,000,000        2,959,758
      Station Casinos, Sr Sub Notes, 9.750%, 4/15/2007                   $    4,040,000        3,999,600
========================================================================================================
                                                                                              26,263,421
1.56  HEALTH CARE RELATED
      PharMerica Inc, Gtd Sr Sub Notes, 8.375%, 4/1/2008                 $   20,955,000       11,525,250
========================================================================================================
0.09  HOMEBUILDING
      US Home, Sr Sub Notes, 8.875%, 2/15/2009                           $      650,000          630,500
========================================================================================================
0.99  HOUSEHOLD PRODUCTS
      Home Products International, Gtd Sr Sub Notes
        9.625%, 5/15/2008                                                $    8,100,000        7,290,000
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

1.92  IRON & STEEL
      Inland Steel, 1st Mortgage, Series R, 7.900%, 1/15/2007            $    9,980,000    $   9,094,275
      National Steel, 1st Mortgage, 8.375%, 8/1/2006                     $    5,636,000        5,072,400
========================================================================================================
                                                                                              14,166,675
0.46  METALS MINING
      Bulong Operations Property Ltd, Sr Secured Notes
        12.500%, 12/15/2008                                              $    5,515,000        3,419,300
========================================================================================================
5.23  OIL & GAS RELATED
      Belco Oil & Gas, Sr Sub Notes, Series B
        8.875%, 9/15/2007                                                $    1,780,000        1,655,400
      Canadian Forest Oil Ltd, Gtd Sr Sub Notes
        8.750%, 9/15/2007                                                $   15,450,000       14,368,500
      Cliffs Drilling, Gtd Sr Notes, Series B
        10.250%, 5/15/2003                                               $    2,900,000        2,885,500
      Coda Energy, Gtd Sr Sub Notes, Series B
        10.500%, 4/1/2006                                                $    4,300,000        4,364,500
      Forest Oil, Gtd Sr Sub Notes, 10.500%, 1/15/2006                   $    1,650,000        1,666,500
      GulfMark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008                  $    5,250,000        4,751,250
      Houston Exploration, Sr Sub Notes, Series B
        8.625%, 1/1/2008                                                 $    6,250,000        5,843,750
      Ocean Energy, Gtd Sr Sub Notes, Series B
        8.875%, 7/15/2007                                                $    3,200,000        3,144,000
========================================================================================================
                                                                                              38,679,400
1.22  PAPER & FOREST PRODUCTS
      Bear Island Paper LLC/Bear Island Finance II, Sr Secured
        Notes, Series B, 10.000%, 12/1/2007                              $    9,100,000        8,997,625
========================================================================================================
0.44  PERSONAL CARE
      Revlon Consumer Products, Sr Notes, 8.125%, 2/1/2006               $    4,650,000        3,278,250
========================================================================================================
0.33  POLLUTION CONTROL
      Allied Waste North America, Gtd Sr Sub Notes, Series B
        10.000%, 8/1/2009                                                $    3,000,000        2,475,000
========================================================================================================
4.25  SERVICES
      Heritage Media, Sr Sub Notes, 8.750%, 2/15/2006                    $    7,045,000        7,062,612
      NationsRent Inc, Gtd Sr Sub Notes, 10.375%, 12/15/2008             $    6,250,000        5,718,750
      United Rentals, Gtd Sr Sub Notes, Series B
        9.250%, 1/15/2009                                                $    5,000,000        4,650,000
        9.000%, 4/1/2009                                                 $    3,600,000        3,321,000
        8.800%, 8/15/2008                                                $   11,675,000       10,624,250
========================================================================================================
                                                                                              31,376,612
0.28  SHIPPING
      TBS Shipping International Ltd, 1st Pfd Shipping
        Mortgage Notes(c), 10.000%, 5/1/2005                             $    5,750,000        2,070,000
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

2.24  SPECIALTY PRINTING
      MDC Communications, Sr Sub Notes, 10.500%, 12/1/2006               $    9,500,000    $   9,120,000
      World Color Press, Sr Sub Notes, 7.750%, 2/15/2009                 $    7,950,000        7,440,326
========================================================================================================
                                                                                              16,560,326
3.61  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      Esat Holdings Ltd, Sr Deferred Step-Up Notes, Series B
        Zero Coupon(a), 2/1/2007                                         $   15,850,000       14,265,000
      Telecorp PCS, Gtd Sr Sub Discount Step-Up Notes
        Zero Coupon(a), 4/15/2009                                        $    6,550,000        4,290,250
      Williams Communications Group, Sr Notes
        10.875%, 10/1/2009                                               $    8,000,000        8,160,000
========================================================================================================
                                                                                              26,715,250
15.26 TELECOMMUNICATIONS -- LONG DISTANCE
      Allegiance Telecom, Sr Discount Step-Up Notes
        Series B, Zero Coupon(a), 2/15/2008                              $    6,790,000        4,956,700
      Call-Net Enterprises, Sr Discount Step-Up Notes
        Zero Coupon(a), 8/15/2007                                        $    3,900,000        2,252,250
      Esprit Telecom Group PLC, Sr Notes, 11.500%, 12/15/2007            $    8,250,000        7,837,500
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                                $    7,850,000        7,359,375
      GlobeNet Communications Group, Sr Notes(b)
        13.000%, 7/15/2007                                               $    6,000,000        5,700,000
      Level 3 Communications
        Sr Discount Step-Up Notes, Zero Coupon(a), 12/1/2008             $   72,100,000       42,268,625
        Sr Discount Step-Up Notes(b), Zero Coupon(a), 3/15/2010          $   17,500,000        9,318,750
        Sr Notes(b), 11.000%, 3/15/2008                                  $    6,500,000        6,516,250
        Sr Notes, 9.125%, 5/1/2008                                       $      550,000          497,750
      Primus Telecommunications Group
        Conv Sub Deb(b), 5.750%, 2/15/2007                               $    3,750,000        3,900,000
        Sr Notes, Series B, 9.875%, 5/15/2008                            $    6,000,000        5,400,000
      Qwest Communications International, Sr Discount
        Step-Up Notes, Series B, Zero Coupon(a), 2/1/2008                $    3,750,000        2,892,521
      Startec Global Communications, Sr Notes
        12.000%, 5/15/2008                                               $    3,850,000        3,214,750
      Viatel Inc, Sr Dollar Notes, 11.500%, 3/15/2009                    $   11,250,000       10,631,250
========================================================================================================
                                                                                             112,745,721
23.62 TELEPHONE
      Covad Communications Group, Sr Notes(b)
        12.000%, 2/15/2010                                               $    4,000,000        3,930,000
      Diamond Cable Communications PLC, Sr Discount
        Step-Up Notes, Zero Coupon(a)
        12/15/2005                                                       $   10,000,000        9,575,000
        2/15/2007                                                        $    3,600,000        2,862,000

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

      Focal Communications, Sr Discount Step-Up Notes
        Zero Coupon(a), 2/15/2008                                        $    8,250,000    $   5,568,750
      Intermedia Communications
        Sr Discount Step-Up Notes, Series B
          Zero Coupon(a), 3/1/2009                                       $   27,150,000       16,561,500
        Sr Notes, Series B, 8.500%, 1/15/2008                            $    1,920,000        1,766,400
      McLeodUSA Inc
        Sr Discount Step-Up Notes, Zero Coupon(a), 3/1/2007              $    5,650,000        4,576,500
        Sr Notes, 8.125%, 2/15/2009                                      $    7,000,000        6,265,000
      MetroNet Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
           11/1/2007                                                     $    3,250,000        2,712,554
           6/15/2008                                                     $   26,650,000       20,960,172
      Netia Holdings BV, Gtd Sr Discount Step-Up Notes
        Series B, Zero Coupon(a), 11/1/2007                              $    8,300,000        5,976,000
      NEXTLINK Communications
        Sr Discount Step-Up Notes, Zero Coupon(a), 4/15/2008             $   11,600,000        7,250,000
        Sr Notes
           10.750%, 11/15/2008                                           $    5,750,000        5,764,375
           9.625%, 10/1/2007                                             $    5,950,000        5,712,000
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                                     $   17,160,000       18,318,300
      NorthPoint Communications Group, Sr Notes(b)
        12.875%, 2/15/2010                                               $    5,500,000        5,417,500
      RCN Corp
        Sr Discount Step-Up Notes, Series B
           Zero Coupon(a), 2/15/2008                                     $   21,000,000       12,915,000
        Sr Notes, 10.125%, 1/15/2010                                     $    8,000,000        7,440,000
      Splitrock Services, Gtd Sr Notes, Series B
        11.750%, 7/15/2008                                               $    7,000,000        7,455,000
      United Pan-Europe Communications NV
        Sr Discount Step-Up Notes, Zero Coupon(a), 8/1/2009              $   18,750,000       10,312,500
        Sr Discount Step-Up Notes(b), Zero Coupon(a), 2/1/2010           $   12,250,000        6,431,250
        Sr Notes(b), 10.875%, 11/1/2007                                  $    3,500,000        3,539,375
      US WEST Communications, Notes, 5.650%, 11/1/2004                   $    3,475,000        3,220,623
========================================================================================================
                                                                                             174,529,799
1.00  TEXTILE -- APPAREL MANUFACTURING
      WestPoint Stevens, Sr Notes, 7.875%, 6/15/2005                     $    8,500,000        7,395,000
========================================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost $714,353,266)                                      662,728,168
========================================================================================================
9.99  PREFERRED STOCKS & WARRANTS
0.64  BROADCASTING
      Granite Broadcasting, Exchangeable Pfd(d), 12.750%                          4,600        4,738,000
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

0.35  COMPUTER RELATED
      PSINet Inc, Conv Pfd(b), Series D, 7.000%                                  46,000    $   2,351,750
      WAM!NET Warrants(b)(e) (Exp 2005)                                          17,100          198,787
========================================================================================================
                                                                                               2,550,537
1.06  PUBLISHING
      PRIMEDIA Inc, Exchangeable Pfd, Series H Shrs, 8.625%                      91,500        7,869,000
========================================================================================================
2.21  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      Nextel Communications, Exchangeable Pfd(d), Series E Shrs, 11.125%         16,839       16,333,830
========================================================================================================
5.30  TELECOMMUNICATIONS -- LONG DISTANCE
      Global Crossing Holdings Ltd, Sr Exchangeable Pfd(d), 10.500%             186,220       18,249,560
      IXC Communications, Jr Exchangeable Pfd(d), Series B Shrs, 12.500%         19,281       20,823,480
      Startec Global Communications, Warrants(b)(e) (Exp 2008)                    3,850           69,300
========================================================================================================
                                                                                              39,142,340
0.43  TELEPHONE
      Intermedia Communications, Pfd(d), Series B Shrs, 13.500%                   3,197        3,181,015
========================================================================================================
      TOTAL PREFERRED STOCKS & WARRANTS (Cost $75,810,801)                                    73,814,722
========================================================================================================
0.34  OTHER SECURITIES
      GT Group Telecom, Units(b)(Each unit consists of one $1,000 Face Amount
        Sr Discount Step-Up Note, Zero Coupon(a), 2/1/2010
        and 1 wrnt to purchase 4.9106  Class B  non-voting  shrs of cmn stk)
        (Cost  $2,208,503)                                                        4,150        2,490,000
========================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $792,372,570)
        (Cost for Income Tax Purposes $792,591,451)                                       $  739,032,890
========================================================================================================

SELECT INCOME FUND
98.12 FIXED INCOME SECURITIES
0.86  US GOVERNMENT OBLIGATIONS
      US Treasury Notes, 6.000%, 8/15/2009 (Cost $4,602,905)             $    4,650,000   $    4,472,719
========================================================================================================
2.16  US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Gold, Participation Certificates
        6.500%, 9/1/2011 (Cost $11,319,742)                              $   11,622,342       11,226,762
========================================================================================================
95.10 CORPORATE BONDS
1.33  AIRLINES
      Delta Air Lines, Deb, 10.375%, 12/15/2022                          $    6,007,000        6,903,773
========================================================================================================
4.28  BROADCASTING
      Chancellor Media of Los Angeles
        Gtd Sr Sub Notes
           9.000%, 10/1/2008                                             $    4,975,000        5,062,062
           Series B, 8.750%, 6/15/2007                                   $    8,500,000        8,510,625
        Sr Sub Notes, Series B, 8.125%, 12/15/2007                       $    6,000,000        5,955,000

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

      LIN Television, Gtd Sr Sub Notes, 8.375%, 3/1/2008                 $    3,000,000    $   2,673,750
========================================================================================================
                                                                                              22,201,437
3.82  BUILDING MATERIALS
      USG Corp, Sr Notes, 8.500%, 8/1/2005                               $   19,549,000       19,783,177
========================================================================================================
1.40  CABLE
      Charter Communications Holdings LLC/Charter
        Communications Holdings Capital, Sr Discount
        Step-Up Notes, Zero Coupon(a), 4/1/2011                          $    2,000,000        1,150,000
      Tele-Communications Inc, Sr Deb, 9.800%, 2/1/2012                  $    3,718,000        4,295,658
      TeleWest PLC, Sr Discount Step-Up Deb
        Zero Coupon(a), 10/1/2007                                        $    1,910,000        1,802,563
========================================================================================================
                                                                                               7,248,221
0.81  CHEMICALS
      Equistar Chemicals LP, Deb, 7.550%, 2/15/2026                      $    5,050,000        4,208,271
========================================================================================================
25.54 ELECTRIC UTILITIES
      Appalachian Power, 1st Mortgage, Medium-Term Notes
        8.000%, 6/1/2025                                                 $    4,000,000        3,862,912
      Central Power & Light, 1st Mortgage, Series II
        7.500%, 4/1/2023                                                 $    3,551,000        3,285,428
      Cleveland Electric Illuminating
        1st Mortgage
           Series B, 9.500%, 5/15/2005                                   $    4,477,000        4,632,074
           Series E, 9.000%, 7/1/2023                                    $    2,750,000        2,814,174
        Sr Secured Notes, Series D
           7.880%, 11/1/2017                                             $    5,000,000        4,821,265
           7.430%, 11/1/2009                                             $    8,275,000        7,894,962
      CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                  $    6,900,000        6,432,477
      Commonwealth Edison, 1st Mortgage
        Series 76, 8.250%, 10/1/2006                                     $      500,000          513,651
        Series 81, 8.625%, 2/1/2022                                      $      965,000          973,994
        Series 83, 8.000%, 5/15/2008                                     $    6,100,000        6,276,668
      Consumers Energy, 1st Mortgage, 7.375%, 9/15/2023                  $    9,425,000        8,559,776
      Duquesne Light, 1st Collateral Trust, 7.550%, 6/15/2025            $    6,500,000        6,469,203
      El Paso Electric, 1st Mortgage
        Series D, 8.900%, 2/1/2006                                       $    8,100,000        8,330,672
        Series E, 9.400%, 5/1/2011                                       $    2,875,000        3,032,392
      Kentucky Utilities, 1st Mortgage, Series R
        7.550%, 6/1/2025                                                 $    5,500,000        5,079,794
      Metropolitan Edison
        Secured Medium-Term Notes, Series B
           8.150%, 1/30/2023                                             $      500,000          483,240
           6.970%, 10/19/2023                                            $    3,500,000        3,028,260
      New York State Electric & Gas, 1st Mortgage
        8.300%, 12/15/2022                                               $    4,800,000        4,648,320

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

      Niagara Mohawk Power
        1st Mortgage
          9.750%, 11/1/2005                                              $    1,000,000    $   1,082,345
              8.500%, 7/1/2023                                           $   11,900,000       11,586,756
        Sr Discount Step-Up Notes, Series H
          Zero Coupon(a), 7/1/2010                                       $   15,000,000       11,212,500
      Pacific Gas & Electric, 1st Refunding Mortgage
        Series 92D, 8.250%, 11/1/2022                                    $    2,223,000        2,175,964
      Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022                $    2,000,000        1,929,584
      Potomac Edison, 1st Mortgage, 8.000%, 12/1/2022                    $    5,200,000        5,050,833
      Public Service Electric & Gas, 1st Mortgage
        6.375%, 5/1/2008                                                 $    2,000,000        1,843,620
      Public Service of New Mexico, Sr Notes
        Series A, 7.100%, 8/1/2005                                       $   10,825,000       10,380,320
      Toledo Edison, Medium-Term Notes, Series A
        9.220%, 12/15/2021                                               $    1,975,000        2,044,771
      Union Electric, 1st Mortgage, 8.250%, 10/15/2022                   $    4,000,000        3,968,548
========================================================================================================
                                                                                             132,414,503
0.49  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes, 8.250%, 4/1/2008                       $    3,000,000        2,520,000
========================================================================================================
3.72  ENTERTAINMENT
      Paramount Communications, Sr Deb, 8.250%, 8/1/2022                 $   19,500,000       19,271,850
========================================================================================================
0.87  GAMING
      Aztar Corp, Sr Sub Notes, 8.875%, 5/15/2007                        $    2,750,000        2,536,875
      Park Place Entertainment, Sr Sub Notes(b)
        9.375%, 2/15/2007                                                $    2,000,000        1,973,172
========================================================================================================
                                                                                               4,510,047
0.48  HEALTH CARE DRUGS -- PHARMACEUTICALS
      McKesson HBOC Corp, Sub Deb, 4.500%, 3/1/2004                      $    2,960,000        2,516,000
========================================================================================================
1.69  HEALTH CARE RELATED
      FHP International, Sr Notes, 7.000%, 9/15/2003                     $    6,535,000        6,196,585
      PharMerica Inc, Gtd Sr Sub Notes, 8.375%, 4/1/2008                 $    4,700,000        2,585,000
========================================================================================================
                                                                                               8,781,585
5.15  INSURANCE
      Equitable Cos, Sr Notes, 9.000%, 12/15/2004                        $   23,457,000       24,700,033
      Veritas Holdings GmbH, Sr Notes, 9.625%, 12/15/2003                $    2,115,000        1,998,675
========================================================================================================
                                                                                              26,698,708
0.26  IRON & STEEL
      National Steel, 1st Mortgage, 8.375%, 8/1/2006                     $    1,500,000        1,350,000
========================================================================================================
1.70  LODGING -- HOTELS
      Hilton Hotels, Sr Notes, 7.200%, 12/15/2009                        $   10,000,000        8,837,060
========================================================================================================
0.74  NATURAL GAS
      NorAm Energy, Conv Sub Deb, 6.000%, 3/15/2012                      $    4,588,000        3,830,980
========================================================================================================
                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE
9.92  OIL & GAS RELATED
      Atlantic Richfield, Deb
        10.875%, 7/15/2005                                               $    3,400,000    $   3,875,089
        9.125%, 3/1/2011                                                 $    1,569,000        1,737,376
        9.125%, 8/1/2031                                                 $    4,650,000        5,286,227
        9.000%, 5/1/2031                                                 $    4,250,000        4,779,376
        8.750%, 3/1/2032                                                 $      500,000          552,503
      Canadian Forest Oil Ltd, Gtd Sr Sub Notes
        8.750%, 9/15/2007                                                $    4,500,000        4,185,000
      CMS Panhandle Holding, Sr Notes
        7.000%, 7/15/2029                                                $    6,000,000        5,235,294
        6.500%, 7/15/2009                                                $   11,400,000       10,310,160
      Gulf Canada Resources Ltd, Sr Notes
        8.250%, 3/15/2017                                                $    5,900,000        5,225,394
      Ocean Energy, Gtd Sr Sub Notes, Series B
        8.875%, 7/15/2007                                                $    3,000,000        2,947,500
      Sun Inc, Deb, 9.375%, 6/1/2016                                     $    3,000,000        3,063,510
      Texaco Capital, Gtd Notes, 5.500%, 1/15/2009                       $    4,900,000        4,233,213
========================================================================================================
                                                                                              51,430,642
2.93  PAPER & FOREST PRODUCTS
      Bowater Inc, Deb, 9.000%, 8/1/2009                                 $    8,575,000        9,059,891
      Chesapeake Corp, Deb, 7.200%, 3/15/2005                            $    4,400,000        4,024,970
      Quno Corp, Sr Notes, 9.125%, 5/15/2005                             $    2,000,000        2,096,792
========================================================================================================
                                                                                              15,181,653
1.29  SERVICES
      Heritage Media, Sr Sub Notes, 8.750%, 2/15/2006                    $    3,000,000        3,007,500
      United Rentals, Gtd Sr Sub Notes, Series B
        9.000%, 4/1/2009                                                 $    4,000,000        3,690,000
========================================================================================================
                                                                                               6,697,500
2.50  TELECOMMUNICATIONS -- CELLULAR & WIRELESS
      Esat Holdings Ltd, Sr Deferred Step-Up Notes, Series B
        Zero Coupon(a), 2/1/2007                                         $    4,150,000        3,735,000
      Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016                    $    8,365,000        9,211,956
========================================================================================================
                                                                                              12,946,956
9.42  TELECOMMUNICATIONS -- LONG DISTANCE
      AT&T Corp
        Deb, 8.125%, 7/15/2024                                           $    3,950,000        3,869,183
        Notes, 6.000%, 3/15/2009                                         $   10,000,000        8,930,670
      Esprit Telecom Group PLC, Sr Notes, 11.500%, 12/15/2007            $    1,500,000        1,425,000
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                                $    3,000,000        2,812,500
      Global Crossing Holdings Ltd, Gtd Sr Notes
        9.625%, 5/15/2008                                                $    1,700,000        1,657,500

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

      Level 3 Communications
        Sr Discount Step-Up Notes, Zero Coupon(a), 12/1/2008             $   14,650,000    $   8,588,562
        Sr Notes(b), 11.000%, 3/15/2008                                  $    8,000,000        8,020,000
      Qwest Communications International
        Sr Discount Step-Up Notes, Series B, Zero Coupon(a)
           10/15/2007                                                    $    5,450,000        4,466,302
           2/1/2008                                                      $   10,500,000        8,099,060
        Sr Notes, Series B, 7.250%, 11/1/2008                            $    1,000,000          950,743
========================================================================================================
                                                                                              48,819,520
16.42 TELEPHONE
      Centel Capital, Deb, 9.000%, 10/15/2019                            $    5,325,000        5,890,930
      Diamond Cable Communications PLC
        Sr Discount Notes, 13.250%, 9/30/2004                            $    2,000,000        2,140,000
        Sr Discount Step-Up Notes, Zero Coupon(a), 12/15/2005            $    2,900,000        2,776,750
      GTE Corp, Deb
        7.900%, 2/1/2027                                                 $    2,000,000        1,905,036
        7.830%, 5/1/2023                                                 $    9,870,000        9,349,851
      McLeodUSA Inc, Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2007                                         $    6,000,000        4,860,000
      MetroNet Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
           11/1/2007                                                     $    2,000,000        1,669,264
           6/15/2008                                                     $   28,440,000       22,368,003
      NEXTLINK Communications
        Sr Discount Step-Up Notes, Zero Coupon(a), 4/15/2008             $    9,000,000        5,625,000
        Sr Notes
           10.750%, 11/15/2008                                           $    3,200,000        3,208,000
           9.625%, 10/1/2007                                             $    3,000,000        2,880,000
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                                     $    3,500,000        3,736,250
      RCN Corp, Sr Notes, 10.125%, 1/15/2010                             $    5,000,000        4,650,000
      Splitrock Services, Gtd Sr Notes, Series B
        11.750%, 7/15/2008                                               $    5,640,000        6,006,600
      United Pan-Europe Communications NV, Sr Notes(b),
        Series B, 11.250%, 2/1/2010                                      $    1,500,000        1,511,250
      US WEST Communications, Notes, 5.650%, 11/1/2004                   $    7,100,000        6,580,266
========================================================================================================
                                                                                              85,157,200
0.34  TEXTILE -- APPAREL MANUFACTURING
      WestPoint Stevens, Sr Notes, 7.875%, 6/15/2005                     $    2,000,000        1,740,000
========================================================================================================
         TOTAL CORPORATE BONDS (Cost $529,145,878)                                           493,049,083
========================================================================================================
      TOTAL FIXED INCOME SECURITIES (Cost $545,068,525)                                      508,748,564
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

1.42  PREFERRED STOCKS
1.42  TELECOMMUNICATIONS -- LONG DISTANCE
      Global Crossing Holdings Ltd, Sr Exchangeable Pfd(d), 10.500%              20,000    $   1,960,000
      IXC Communications, Jr Exchangeable Pfd
        Series B Shrs(d), 12.500%                                                 5,000        5,400,000
========================================================================================================
      TOTAL PREFERRED STOCKS (Cost $7,573,750)                                                 7,360,000
========================================================================================================
0.46  SHORT-TERM INVESTMENTS - REPURCHASE AGREEMENTS
      Repurchase  Agreement  with State Street dated  2/29/2000
        due 3/1/2000 at 5.620%, repurchased  at  $2,366,369
        (Collateralized  by  US  Treasury Inflationary Index
        Notes due  1/15/2007  at 3.375%,  value  $2,566,461)
        (Cost $2,366,000)                                                $    2,366,000        2,366,000
========================================================================================================
100.00  TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $555,008,275)(f)                                                             $ 518,474,564
========================================================================================================

TAX-FREE BOND FUND
89.05 MUNICIPAL BONDS
0.15  ALASKA
      Alaska Hsg Fin (Veterans Mtg Prog) (GNMA/FNMA Insured),
        Collateralized Rev, 1990 First Series, 7.500%, 12/1/2030         $       95,000    $      96,551
      Alaska Indl Dev & Export Auth, Ref Revolving Fund,
        Series 1994A, Lots 1-29, 5.700%, 4/1/2004                        $      165,000          167,722
========================================================================================================
                                                                                                 264,273
0.61  ARIZONA
      Arizona Edl Ln Mktng (Student Lns Insured), Edl Ln Rev,
        Series 1992B, 7.000%, 3/1/2005                                   $    1,000,000        1,040,590
========================================================================================================
2.65  CALIFORNIA
      Big Bear Lake Dept of Wtr & Pwr, California (MBIA Insured),
        Wtr Rev Ref, Series 1996, 6.000%, 4/1/2022                       $    2,000,000        2,054,400
      California (MBIA Insured), Gen Oblig Ref, 5.250%, 10/1/2011        $    2,425,000        2,440,714
========================================================================================================
                                                                                               4,495,114
3.33  COLORADO
      Denver City & Cnty, Colorado, Gen Oblig Ref, Series 1998A,
        5.250%, 8/1/2006                                                 $    3,000,000        3,020,460
      Denver Hlth & Hosp Auth, Colorado, Hlthcare Rev,
        Series 1998A, 5.125%, 12/1/2005                                  $    1,205,000        1,153,559
      Fountain Valley Auth, Colorado, Wtr Treatment Ref Rev,
        Series 1991, 6.800%, 12/1/2019                                   $    1,140,000        1,171,282

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

      Montrose Cnty Bldg Auth, Colorado, Ctfs of Participation,
        Series 1994, 6.350%, 6/15/2006                                   $      300,000    $     310,038
========================================================================================================
                                                                                               5,655,339
0.01  DISTRICT OF COLUMBIA
      District of Columbia, Gen Oblig Ref, Series 1994A-3,
        5.200%, 6/1/2003                                                 $       10,000           10,094
========================================================================================================
4.72  FLORIDA
      Broward Cnty, Florida (AMBAC Insured), Airport System Rev,
        Series G, 4.200%, 10/1/2008                                      $      200,000          179,928
      Miami Beach Redev Agency, Florida (City Ctr/Historic
        Convention Village), Tax Increment Rev, Series 1993,
        5.100%, 12/1/2003                                                $       80,000           79,483
      Miami-Dade Cnty School Dist, Florida (FSA Insured),
        Gen Oblig Ref, Series 1998, 5.375%, 8/1/2015                     $    3,000,000        2,923,980
      Sunrise, Florida (AMBAC Insured), Util System Ref Rev,
        Series 1998, 5.500%, 10/1/2018                                   $    5,000,000        4,824,300
========================================================================================================
                                                                                               8,007,691
1.22  GEORGIA
      Atlanta, Georgia (MBIA Insured), Airport Facils Rev,
        Series 1990, 7.250%, 1/1/2017                                    $    2,000,000        2,066,300
========================================================================================================
6.36  ILLINOIS
      Boone, McHenry & DeKalb Cntys, Illinois (Cmnty Unit School
        Dist #100 (Belvidere)) (FSA Insured), Gen Oblig,
        Series 1997, Cap Appreciation, 12/1/2010                         $    2,995,000        1,635,300
      Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref,
        Series 1993B, 5.125%, 1/1/2022                                   $    2,465,000        2,176,546
      Chicago, Illinois (Peoples Gas Light & Coke), Gas Supply Rev,
        1st & Ref Mtg, Medium-Term Notes, Series CC,
        6.875%, 3/1/2015                                                 $    2,875,000        3,025,420
      Chicago Pub Bldg Commn, Illinois (Chicago School Reform)
        (FGIC Insured), Rev Ref, Series B, 5.250%, 12/1/2018             $    2,500,000        2,319,175
      Illinois Dev Fin Auth (Catholic Charities Hsg Dev Proj), Rev,
        Series 1995, 6.350%, 1/1/2025                                    $    1,500,000        1,346,385
      McCormick Place Receipts-Metro Pier & Exposition Auth,
        Illinois (50% McCormick Place Expansion Proj #3)
        (FGIC Insured), Dedicated State Tax Rev, Series 1998B,
        Cap Appreciation, 6/15/2009                                      $      500,000          297,725
========================================================================================================
                                                                                              10,800,551

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

10.35 INDIANA
      DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub
        Impt Proj), Rev, Series A 1995, 6.500%, 1/15/2014                $      900,000    $     928,359
      Indiana Transn Fin Auth, Airport Facils Lease Rev, Series A,
        6.750%, 11/1/2011                                                $    1,500,000        1,597,020
      Indiana Transn Fin Auth (AMBAC Insured), Hwy Rev,
        Series 1993A, Cap Appreciation, 12/1/2017                        $    5,000,000        1,703,450
      Indianapolis Loc Pub Impt Bank, Indiana, Rev, Series 1991C,
        6.700%, 1/1/2017                                                 $    3,750,000        3,941,025
      Petersburg, Indiana (Indianapolis Pwr & Light Proj)
        (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017          $    9,850,000        9,408,818
========================================================================================================
                                                                                              17,578,672
0.10  LOUISIANA
      Louisiana Pub Facils Auth (Student Lns Insured), Student
        Ln Rev, Series 1992A-1, 6.200%, 3/1/2001                         $      165,000          167,698
========================================================================================================
2.00  MARYLAND
      Maryland Transn Dept, Cons Transn Ref, Series 1998,
        5.500%, 9/1/2006                                                 $    3,315,000        3,388,891
========================================================================================================
7.35  MASSACHUSETTS
      Boston Wtr & Swr Commn, Massachusetts (MBIA Insured),
        Gen Rev, 1993 Sr Series A, 5.250%, 11/1/2019                     $    5,385,000        4,967,770
      Massachusetts Dev Fin Agency (Boston Univ Issue)
        (Institution Insured), Rev, Series P,
           6.000%, 05/15/2059                                            $    4,500,000        4,180,860
           5.450%, 05/15/2059                                            $    4,000,000        3,337,600
========================================================================================================
                                                                                              12,486,230
6.68  MICHIGAN
      Michigan Hosp Fin Auth (Ascension Hlth Credit Group), Rev,
        Series 1999A, 5.500%, 11/15/2007                                 $    3,000,000        3,005,310
      Michigan Muni Bd Auth, Clean Wtr Revolving Rev,
        Series 1999, 5.625%, 10/1/2010                                   $    3,500,000        3,569,615
      Michigan Trunk Line Fund (MBIA Insured), Ref,
        Series 1998A, 5.250%, 11/1/2015                                  $    5,000,000        4,762,300
========================================================================================================
                                                                                              11,337,225
2.55  MINNESOTA
      Minneapolis-St Paul Metro Airports Commn, Minnesota,
        Gen Oblig Rev Ref, Series 13, 5.000%, 1/1/2009                   $    2,000,000        1,924,100
      Univ of Minnesota Regents, Minnesota (University Insured),
        Gen Oblig, Series 1996A, 5.500%, 7/1/2021                        $    2,500,000        2,414,450
========================================================================================================
                                                                                               4,338,550
3.09  MISSISSIPPI
      Mississippi (FGIC Insured), Gen Oblig, Loc Govts Cap
        Impts Act Issue, Series I, 6.000%, 11/1/2008                     $    5,000,000        5,251,650
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

5.21  MONTANA
      Forsyth, Montana (Portland Gen Elec Proj), VR, PCR Ref,
        Series 1998B, 4.750%, 5/1/2033                                   $    9,000,000    $   8,854,290
========================================================================================================
3.39  NEVADA
      Nevada Hsg Div (Single Family Prog), Sr Rev, 1994 Issue B-1,
        5.900%, 4/1/2003                                                 $       80,000           81,775
      Nevada (Nevada Muni Bank Projs #66 & #67) (FGIC Insured),
        Gen Oblig Ltd Tax, Series July 1, 1998A, 5.500%, 5/15/2007       $    5,580,000        5,668,666
========================================================================================================
                                                                                               5,750,441
0.61  NEW JERSEY
      New Jersey Hlth Care Facils Fing Auth (Kennedy Hlth System
        Obligated Group) (MBIA Insured), Rev & Ref,
        Series 1997B, 5.750%, 7/1/2008                                   $    1,000,000        1,027,290
========================================================================================================
3.05  NEW MEXICO
      Los Alamos Cnty, New Mexico (FSA Insured), Util System Rev,
        Series 1994A, 6.000%, 7/1/2009                                   $    5,000,000        5,176,700
========================================================================================================
7.88  NEW YORK
      New York Dorm Auth, New York, State Univ Edl Facils Rev,
        Series 1997, 6.000%, 5/15/2008                                   $    2,500,000        2,594,975
      New York Transitional Fin Auth, New York, Future Tax
        Secured Rev, Fiscal 1999 Series A, 5.250%, 11/15/2013            $    1,000,000          959,020
      New York & New Jersey Port Auth, Consolidated Gen Oblig,
        Rev, Ninety-Third Series, 6.125%, 6/1/2094                       $    5,250,000        5,292,578
      Triborough Bridge & Tunnel Auth, New York, Gen Purpose Rev,
        Series 1993B, 5.000%, 1/1/2020                                   $    1,935,000        1,692,351
        Series Y, 5.500%, 1/1/2017                                       $    2,900,000        2,844,523
========================================================================================================
                                                                                              13,383,447
1.96  NORTH DAKOTA
      Ward Cnty, North Dakota (St Joseph's Hosp Proj), Hlth Care
        Facil Rev, Series 1994, 8.875%, 11/15/2024                       $    2,850,000        3,333,674
========================================================================================================
3.40  OHIO
      Cleveland, Ohio (MBIA Insured), Wtrwks Impt First Mtg Ref Rev,
        Series G, 1993, 5.500%, 1/1/2021                                 $    3,000,000        2,846,280
      Ohio Wtr Dev Auth (Cleveland Elec Illum Proj), PCR Ref,
        Series 1999-A, 5.580%, 6/15/2033                                 $    3,000,000        2,919,840
========================================================================================================
                                                                                               5,766,120
0.94  RHODE ISLAND
      Rhode Island Depositors Econ Protection, Special Oblig,
        1992 Series A, 6.950%, 8/1/2022                                  $    1,500,000        1,598,925
========================================================================================================
2.40  TENNESSEE
      Shelby Cnty Hlth, Edl & Hsg Facil Brd, Tennessee
        (Methodist Hlthcare) (MBIA Insured), Hosp Rev,
        Series 1998, 5.500%, 4/1/2008                                    $    4,075,000        4,082,865
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

2.12  TEXAS
      Austin, Texas, Wtr Swr & Elec Ref Rev, Series 1982,
        14.000%, 11/15/2001
           Prerefunded 1995                                              $        5,000    $       5,387
           Refunded 1998                                                 $       35,000           37,655
           Unrefunded Balance 1998                                       $      235,000          254,796
      Austin, Texas (AMBAC Insured), Combined Util Systems
        Rev Ref, Series 1992, Cap Appreciation, 11/15/2011               $    1,400,000          722,778
      Galena Park Indpt School Dist, Texas (Harris Cnty)
        (PSFG Insured), Unltd Tax School Bldg & Ref, Series 1996,
        Cap Appreciation, 8/15/2023                                      $    3,220,000          749,552
      Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System), Rev,
        Series 1998, 5.250%, 7/1/2013                                    $    2,000,000        1,826,680
========================================================================================================
                                                                                               3,596,848
0.30  UTAH
      Utah Hsg Fin Agency (FHA/VA/FHMA Insured), Single Family
        Mtg, 1994 Issue D-1 Term Mezzanine, 6.450%, 7/1/2011             $      490,000          501,486
========================================================================================================
0.61  VERMONT
      Vermont Hsg Fin Agency, Single Family Hsg Rev, Series 5,
        6.875%, 11/1/2016                                                $    1,000,000        1,030,470
========================================================================================================
1.19  VIRGINIA
      Virginia Pub School Auth, School Fing & Ref,
        Series 1998 A, 5.250%, 8/1/2007                                  $    2,000,000        2,015,720
========================================================================================================
1.15  WASHINGTON
      North Thurston Cnty School Dist #3, Washington, Unltd
        Tax Gen Oblig, Series 1992, 6.500%, 12/1/2009                    $    1,400,000        1,446,214
      Washington Hlth Care Facils Auth (Catholic Hlth Initiatives)
        (MBIA Insured), Rev, Series 1997A, 5.100%, 12/1/2009             $      100,000           96,807
      Washington Pub Pwr Supply System (Nuclear Proj #1),
        Ref Rev, Series 1993A, 5.300%, 7/1/2002                          $      400,000          402,316
========================================================================================================
                                                                                               1,945,337
3.67  WISCONSIN
      Adams Cnty, Wisconsin (Adams-Friendship School Dist)
        (AMBAC Insured), Gen Oblig Ref, 6.500%, 4/1/2015                 $    1,340,000        1,455,669
      Southeast Wisconsin Professional Baseball Park Dist
        (MBIA Insured), Sales Tax Rev Ref, Series 1998A,
        5.500%, 12/15/2019                                               $    5,000,000        4,778,450
========================================================================================================
                                                                                               6,234,119
      TOTAL MUNICIPAL BONDS (Cost $155,993,474)                                              151,186,600
========================================================================================================
10.95 SHORT-TERM INVESTMENTS -- MUNICIPAL NOTES
0.35  ARIZONA
      Maricopa Cnty, Arizona (Arizona Pub Svc Palo Verde Proj)
        (LOC-Bank of America), AR, PCR Ref, 1994 Series F,
        3.750%, 5/1/2029(g)                                              $      600,000          600,000
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

1.12  CALIFORNIA
      Los Angeles Regl Airports Impt, California (American
        Airlines/Los Angeles Intl Airport), AR, Facils Sublease FDR,
        Issue 1984,
          (LOC-Societe Generale),
          Series LAX 2, 3.750%, 12/1/2025(g)                             $      700,000    $     700,000
          (LOC-Wachovia Bank),
          Series A, 3.750%, 12/1/2024(g)                                 $      400,000          400,000
          (LOC-Wachovia Bank),
          Series G, 3.750%, 12/1/2024(g)                                 $      800,000          800,000
========================================================================================================
                                                                                               1,900,000
2.18  INDIANA
      Indiana Hlth Facil Fing Auth (Indiana Rehabilitation Hosp)
        (LOC-Toronto-Dominion Bank), ACES, Hosp Rev, Series 1990,
        3.850%, 11/1/2020(g)                                             $    3,100,000        3,100,000
      Indiana Hosp Equip Fing Auth (MBIA Insured), VR, Rev,
        Series A, 3.850%, 12/1/2015(g)                                   $      600,000          600,000
========================================================================================================
                                                                                               3,700,000
0.94  IOWA
      Iowa Fin Auth (Burlington Med Ctr) (FSA Insured),
        AR, Demand Rev, Series 1997, 3.950%, 6/1/2027(g)                 $    1,600,000        1,600,000
========================================================================================================
0.59  MICHIGAN
      Delta Cnty Econ Dev, Michigan (Mead-Escanaba Paper Proj)
        (LOC-Nova Scotia Bank), DATES, Environmental Impt Rev Ref,
        1985 Series E, 3.800%, 12/1/2023(g)                              $    1,000,000        1,000,000
========================================================================================================
1.00  NEW YORK
      New York, New York (AMBAC Insured), AR, Gen Oblig,
        Fiscal 1995 Series B Subseries B7, 3.800%, 8/15/2018(g)          $      200,000          200,000
      New York Muni Wtr Fin Auth, New York (FGIC Insured),
        AR, Wtr & Swr System Rev,
           Fiscal 1993 Series C, 3.800%, 6/15/2022(g)                    $      200,000          200,000
           Fiscal 1994 Series C, 3.800%, 6/15/2023(g)                    $    1,300,000        1,300,000
========================================================================================================
                                                                                               1,700,000
1.82  NORTH CAROLINA
      Charlotte, North Carolina (MBIA Insured), VRD, Airport Rev,
        Series 1999D, 3.900%, 7/1/2029(g)                                $    1,500,000        1,500,000
      North Carolina Med Care Commn (Carol Woods Proj)
        (LOC-Bank of Scotland), VRD, Hlth Care Facils Rev,
        Series 1991, 3.850%, 4/1/2021(g)                                 $      100,000          100,000
      North Carolina Med Care Commn (Pooled Fing Proj)
        (LOC-First Union Natl Bank), ACES, Hosp Rev, Series 1991B,
        3.850%, 10/1/2013(g)                                             $    1,500,000        1,500,000
========================================================================================================
                                                                                               3,100,000

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

0.71  NORTH DAKOTA
      Grand Forks, North Dakota (United Hosp Oblig Group)
        (LOC-LaSalle National Bank), VR, Hosp Hlthcare Facils Rev,
        Series 1992B, 3.750%, 12/1/2016(g)                               $      200,000    $     200,000
        Series 1996A, 3.750%, 12/1/2025(g)                               $    1,000,000        1,000,000
========================================================================================================
                                                                                               1,200,000
0.12  OHIO
      Ohio Wtr Dev Auth (Environmental Meade)
        (LOC-Bank of America), DATES, Rev, Series 1986B,
        3.650%, 11/1/2015(g)                                             $      200,000          200,000
========================================================================================================
0.35  OREGON
      Port of Portland, Oregon (Reynolds Metals Projs)
        (LOC-Nova Scotia Bank), DATES, PCR Ref, Series 1985,
        3.750%, 12/1/2009(g)                                             $      600,000          600,000
========================================================================================================
0.77  PENNSYLVANIA
      Delaware Valley Regl Fin Auth, Pennsylvania (Bucks, Chester,
        Delaware & Montgomery Cntys) (LOC-Credit Suisse
        First Boston), AR, Loc Govt Rev, Series 1985C,
        3.850%, 12/1/2020(g)                                             $    1,000,000        1,000,000
      Lehigh Cnty Gen Purpose Auth, Pennsylvania (Lehigh
        Valley Hosp) (AMBAC Insured), AR, Hosp Rev, Series A 1997,
        3.700%, 7/1/2028(g)                                              $      300,000          300,000
========================================================================================================
                                                                                               1,300,000
0.41  TENNESSEE
      Metro Nashville Airport Auth, Tennessee
        (American Airlines Proj) (LOC-Credit Suisse), AR,
        Special Facil Rev, Series 1995A, 3.750%, 10/1/2012(g)            $      700,000          700,000
========================================================================================================
0.59  TEXAS
      Harris Cnty Hlth Facils Dev, Texas
        (St Lukes Episcopal Hosp), UPDATES, Rev,
        Series 1997A, 3.750%, 2/15/2027(g)                               $      295,000          295,000
      Lone Star Airport Impt Auth, Texas (American Airlines Proj)
        (LOC-Royal Bank of Canada), VR, Multiple Mode Demand Rev,
           1984 Series A-5, 3.750%, 12/1/2014(g)                         $      400,000          400,000
           1984 Series B-2, 3.750%, 12/1/2014(g)                         $      300,000          300,000
========================================================================================================
                                                                                                 995,000
      TOTAL MUNICIPAL SHORT-TERM NOTES
        (Cost $18,595,000)                                                                    18,595,000
========================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
        (Cost $174,588,474)(f)                                                             $ 169,781,600
========================================================================================================

                                                                          SHARES, UNITS
                                                                           OR PRINCIPAL
%     DESCRIPTION                                                                AMOUNT            VALUE

U.S. GOVERNMENT SECURITIES FUND
99.67% FIXED INCOME SECURITIES
49.78% US GOVERNMENT OBLIGATIONS
       US Treasury Bonds
         8.125%, 8/15/2019                                               $   10,000,000    $  11,821,880
         7.500%, 11/15/2016                                              $   10,000,000       11,018,750
         6.125%, 8/15/2029                                               $    4,000,000        3,930,000
         5.250%, 2/15/2029                                               $   10,000,000        8,625,000
========================================================================================================
       TOTAL US GOVERNMENT OBLIGATIONS
         (Cost $38,535,630)                                                                   35,395,630
========================================================================================================
49.89% US GOVERNMENT AGENCY OBLIGATIONS
       Freddie Mac, Gold, Participation Certificates
         6.500%, 7/01/2008                                               $    7,775,459        7,562,541
         6.500%, 8/01/2008                                               $    1,817,655        1,767,882
       Government National Mortgage Association I
         Pass-Through Certificates
           6.000%, 12/15/2028                                            $    9,703,958        8,784,390
           6.000%, 2/15/2029                                             $    9,736,605        8,795,901
           6.000%, 3/15/2029                                             $    9,472,319        8,557,149
========================================================================================================
       TOTAL US GOVERNMENT AGENCY OBLIGATIONS
         (Cost $38,124,908)                                                                   35,467,863
========================================================================================================
       TOTAL FIXED INCOME SECURITIES (Cost $76,660,538)                                       70,863,493
========================================================================================================
0.33%  SHORT-TERM INVESTMENTS -- REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated  2/29/2000
         due 3/1/2000 at 5.620%, repurchased at $233,036
         (Collateralized by US Treasury Inflationary Index
         Notes due 1/15/2007 at 3.375%, valued $257,066)
         (Cost $233,000)                                                 $      233,000          233,000
========================================================================================================
100.00 TOTAL INVESMENT SECURITIES AT VALUE
       (Cost $76,893,538)
       (Cost for Income Tax Purposes $76,999,043)                                          $  71,096,493
========================================================================================================

(a) Step-up bonds are obligations which increase the interest payment rate at a specified point in time. Rate shown reflects current rate which may step up at a future date.

(b) Securities are  acquired   pursuant  to  Rule  144A.  The  Fund  deems  such
    securities to be "liquid" because an institutional market exists.

(c) Security is a defaulted security with respect to cumulative interest payments of $575,000 at February 29, 2000.

(d) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(e) Security is non-income  producing.

(f) Also  represents cost for income tax purposes.

(g) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following abbreviations may be used in portfolio descriptions:

AMBAC      - American  Municipal Bond Assurance  Corporation
AR(h)      - Adjustable Rate
ATS        - Adjustable Tender  Securities
FGIC       - Flexible  Guaranty  Insurance Company
DATES(h)   - Daily  Adjustable  Tax-Exempt  Securities
FDR(h)     - Flexible  Demand Revenue
FSA        - Financial  Security  Assurance
LOC        - Letter  of  Credit
MBIA       - Municipal  Bond Investors  Association
PCR        - Pollution  Control  Revenue
PSFG       - Permanent  School  Fund  Guarantee  Program
UPDATES(h) - Unit  Price  Demand Tax-Exempt Securities
VR(h)      - Variable Rate



(h) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO BOND FUNDS, INC.
FEBRUARY 29, 2000
UNAUDITED

                                                                                   HIGH           SELECT
                                                                                  YIELD           INCOME
                                                                                   FUND             FUND
--------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                             $  792,372,570    $ 555,008,275
========================================================================================================
  At Value(a)                                                            $  739,032,890    $ 518,474,564
Foreign Currency (Cost $4,332,593 and $0, respectively)                       4,332,593                0
Receivables:
  Investment Securities Sold                                                  6,177,134                0
  Fund Shares Sold                                                            4,662,849        1,696,229
  Dividends and Interest                                                     10,972,056        8,292,925
Appreciation on Forward Foreign Currency Contracts                               46,093                0
Prepaid Expenses and Other Assets                                                92,003          426,818
========================================================================================================
TOTAL ASSETS                                                                765,315,618      528,890,536
========================================================================================================
LIABILITIES
Payables:
  Custodian                                                                   2,580,363              731
  Distributions to Shareholders                                                 759,737          226,595
  Investment Securities Purchased                                             4,977,162                0
  Fund Shares Repurchased                                                     2,122,472          761,714
Accrued Distribution Expenses(b) - Investor Class                               148,987          104,891
Accrued Expenses and Other Payables                                              61,478           43,711
========================================================================================================
TOTAL LIABILITIES                                                            10,650,199        1,137,642
========================================================================================================
NET ASSETS AT VALUE                                                      $  754,665,419    $ 527,752,894
========================================================================================================
NET ASSETS
Paid-in Capital(c)                                                       $  849,893,565    $ 576,382,996
Accumulated Undistributed Net Investment Income                                  30,844           73,708
Accumulated Undistributed Net Realized Loss on
  Investment Securities and Foreign Currency Transactions                  (42,005,694)     (12,170,099)
Net Depreciation of Investment Securities
  and Foreign Currency Transactions                                        (53,253,296)     (36,533,711)
========================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding                    $  754,665,419    $ 527,752,894
========================================================================================================
NET ASSETS AT VALUE:
  Investor Class                                                         $  754,660,425    $ 527,751,842
========================================================================================================
  Class C                                                                $        4,994    $       1,052
========================================================================================================
Shares Outstanding
  Investor Class                                                            120,483,649       87,700,035
  Class C                                                                           798              175
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                                         $         6.26    $        6.02
  Class C                                                                $         6.26    $        6.01
========================================================================================================

(a) Investment securities  at  cost  and  value at February  29, 2000 includes a repurchase agreement of
    $2,366,000 for Select Income Fund.
(b) Accrued Distribution Expenses for Class C shares were insignificant.
(c) The Fund has 2 billion authorized shares of common stock, par value $0.01 per share. Of such shares,
    600 million have been allocated to each individual Fund:  300  million  to  each  Investor Class and
    300 million to each Class C.

See Notes to Financial Statements




STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

INVESCO BOND FUNDS, INC.
FEBRUARY 29, 2000
UNAUDITED

                                                                                                    U.S.
                                                                               TAX-FREE       GOVERNMENT
                                                                                   BOND       SECURITIES
                                                                                   FUND             FUND
--------------------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                             $  174,588,474    $  76,893,538
========================================================================================================
  At Value(a)                                                            $  169,781,600    $  71,096,493
Receivables:
  Fund Shares Sold                                                               37,214           13,560
  Interest                                                                    2,324,279          482,244
Prepaid Expenses and Other Assets                                               229,464          266,969
========================================================================================================
TOTAL ASSETS                                                                172,372,557       71,859,266
========================================================================================================
LIABILITIES
Payables:
  Custodian                                                                       2,135            3,485
  Distributions to Shareholders                                                 168,170           23,374
  Fund Shares Repurchased                                                       133,617        1,051,695
Accrued Distribution Expenses(b) - Investor Class                                33,982           14,262
Accrued Expenses and Other Payables                                              48,508           21,166
========================================================================================================
TOTAL LIABILITIES                                                               386,412        1,113,982
========================================================================================================
NET ASSETS AT VALUE                                                      $  171,986,145    $  70,745,284
========================================================================================================
NET ASSETS
Paid-in Capital(c)                                                       $  178,290,162    $  77,405,507
Accumulated Undistributed Net Investment Income                                  15,741           44,131
Accumulated Undistributed Net Realized Loss
  on Investment Securities                                                  (1,512,884)        (907,309)
Net Depreciation of Investment Securities                                   (4,806,874)      (5,797,045)
========================================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding                    $  171,986,145    $  70,745,284
========================================================================================================
NET ASSETS AT VALUE:
  Investor Class                                                         $  171,985,140    $  70,744,274
========================================================================================================
  Class C                                                                $        1,005    $       1,010
========================================================================================================
Shares Outstanding
  Investor Class                                                             12,190,776       10,445,455
  Class C                                                                            71              149
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                                         $        14.11    $        6.77
  Class C                                                                $        14.11    $        6.78
========================================================================================================

(a) Investment securities at cost and value at February 29, 2000 includes  a  repurchase agreement of
    $233,000 for U.S. Government Securities Fund.
(b) Accrued Distribution Expenses for Class C shares were insignificant.
(c) The Fund has 2 billion authorized shares of common stock, par value $0.01 per share. Of such shares,
    200 million  have  been  allocated to  each individual Fund:  100 million to each Investor Class and
    100 million to each Class C.


See Notes to Financial Statements


STATEMENT OF OPERATIONS

INVESCO Bond Funds, Inc.
SIX MONTHS ENDED FEBRUARY 29, 2000
(NOTE 1)
UNAUDITED

                                                                                   HIGH           SELECT
                                                                                  YIELD           INCOME
                                                                                   FUND             FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                                $    2,862,797    $     156,250
Interest                                                                     36,309,473       21,666,582
========================================================================================================
  TOTAL INCOME                                                               39,172,270       21,822,832
========================================================================================================
EXPENSES
Investment Advisory Fees                                                      1,528,652        1,344,514
Distribution Expenses(a) - Investor Class                                       942,365          676,215
Transfer Agent Fees                                                             850,497          875,573
Administrative Fees                                                             174,626          126,719
Custodian Fees and Expenses                                                      40,458           41,755
Directors' Fees and Expenses                                                     25,750           20,190
Interest Expense                                                                    279                0
Professional Fees and Expenses                                                   22,917           19,127
Registration Fees and Expenses - Investor Class                                  80,335           73,073
Reports to Shareholders                                                          78,443           55,076
Other Expenses                                                                   16,071           14,175
========================================================================================================
  TOTAL EXPENSES                                                              3,760,393        3,246,417
  Fees and Expenses Absorbed by Investment Adviser                                    0        (372,631)
  Fees and Expenses Paid Indirectly                                            (35,321)         (33,254)
========================================================================================================
     NET EXPENSES                                                             3,725,072        2,840,532
========================================================================================================
NET INVESTMENT INCOME                                                        35,447,198       18,982,300
========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Loss on:
  Investment Securities                                                     (5,579,891)      (4,405,925)
  Foreign Currency Transactions                                               (126,919)                0
========================================================================================================
     Total Net Realized Loss                                                (5,706,810)      (4,405,925)
========================================================================================================
Change in Net Appreciation (Depreciation) of:
  Investment Securities                                                    (11,597,004)      (7,186,784)
  Foreign Currency Transactions                                                 716,907                0
========================================================================================================
     Total Net Depreciation                                                (10,880,097)      (7,186,784)
========================================================================================================
NET LOSS ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY TRANSACTIONS                                        (16,586,907)     (11,592,709)
========================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $   18,860,291    $   7,389,591
========================================================================================================

(a) Distribution Expenses for Class C Shares were insignificant.

See Notes to Financial Statements




STATEMENT OF OPERATIONS (CONTINUED)

INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 29, 2000 (NOTE 1)
UNAUDITED

                                                                                                    U.S.
                                                                               TAX-FREE       GOVERNMENT
                                                                                   BOND       SECURITIES
                                                                                   FUND             FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                          $    4,821,164    $   2,476,969
========================================================================================================
EXPENSES
Investment Advisory Fees                                                        496,510          215,650
Distribution Expenses(a) - Investor Class                                       225,686           98,023
Transfer Agent Fees                                                             123,582          216,427
Administrative Fees                                                              45,624           22,644
Custodian Fees and Expenses                                                       7,557            7,424
Directors' Fees and Expenses                                                     10,021            6,930
Professional Fees and Expenses                                                   13,321           11,517
Registration Fees and Expenses - Investor Class                                  40,604           36,479
Reports to Shareholders                                                          31,858           22,706
Other Expenses                                                                   16,835            1,982
========================================================================================================
  TOTAL EXPENSES                                                              1,011,598          639,782
  Fees and Expenses Absorbed by Investment Adviser                            (193,439)        (241,718)
  Fees and Expenses Paid Indirectly                                             (6,067)          (5,575)
========================================================================================================
   NET EXPENSES                                                                 812,092          392,489
========================================================================================================
NET INVESTMENT INCOME                                                         4,009,072        2,084,480
========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                                  (1,257,291)        (599,257)
Change in Net Appreciation (Depreciation) of Investment Securities          (3,572,576)           37,315
========================================================================================================
NET LOSS ON INVESTMENT SECURITIES                                           (4,829,867)        (561,942)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                        $    (820,795)    $   1,522,538
========================================================================================================

(a) Distribution Expenses for Class C Shares were insignificant.

See Notes to Financial Statements












STATEMENT OF CHANGES IN NET ASSETS

HIGH YIELD FUND
                                                                             SIX MONTHS             YEAR
                                                                                  ENDED            ENDED
                                                                            FEBRUARY 29        AUGUST 31
--------------------------------------------------------------------------------------------------------
                                                                                   2000             1999
                                                                               (Note 1)
                                                                              UNAUDITED
OPERATIONS
Net Investment Income                                                    $   35,447,198    $  74,434,588
Net Realized Loss on Investment Securities and
  Foreign Currency Transactions                                             (5,706,810)     (36,200,631)
Change in Net Appreciation (Depreciation) of Investment
  Securities and Foreign Currency Transactions                             (10,880,097)       24,051,849
========================================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   18,860,291       62,285,806
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                           (35,447,224)     (74,435,367)
  Class C                                                                           (6)                0
In Excess of Net Realized Gain on Investment Securities - Investor Class              0     (24,616,173)
========================================================================================================
TOTAL DISTRIBUTIONS                                                        (35,447,230)     (99,051,540)
========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                            225,434,132    1,378,371,257
  Class C                                                                         4,998                0
Reinvestment of Distributions
  Investor Class                                                             30,597,370       86,094,100
  Class C                                                                             6                0
========================================================================================================
                                                                            256,036,506    1,464,465,357
Amounts Paid for Repurchases of Shares - Investor Class                   (278,120,721)  (1,275,757,061)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                                  (22,084,215)      188,708,296
========================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (38,671,154)      151,942,562
NET ASSETS
Beginning of Period                                                         793,336,573      641,394,011
========================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $30,844 and $30,876, respectively)            $  754,665,419    $ 793,336,573
========================================================================================================

            ________________________________________________________________________________________

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                             35,361,130      210,553,094
  Class C                                                                           797                0
Shares Issued from Reinvestment of Distributions
  Investor Class                                                              4,817,813       13,182,355
  Class C                                                                             1                0
========================================================================================================
                                                                             40,179,741      223,735,449
Shares Repurchased - Investor Class                                        (43,637,988)    (194,736,532)
========================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                      (3,458,247)       28,998,917
========================================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


SELECT INCOME FUND
                                                                             SIX MONTHS             YEAR
                                                                                  ENDED            ENDED
                                                                            FEBRUARY 29        AUGUST 31
--------------------------------------------------------------------------------------------------------
                                                                                   2000             1999
                                                                               (Note 1)
                                                                              UNAUDITED
OPERATIONS
Net Investment Income                                                    $   18,982,300    $  35,050,788
Net Realized Loss on Investment Securities                                  (4,405,925)      (6,529,232)
Change in Net Depreciation of Investment Securities                         (7,186,784)     (29,276,206)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                         7,389,591        (754,650)
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                           (18,981,557)     (35,047,792)
  Class C                                                                           (3)                0
Net Realized Gain on Investment Securities - Investor Class                     (6,232)      (1,765,695)
In Excess of Net Realized Gain on Investment Securities - Investor Class              0      (7,747,843)
========================================================================================================
TOTAL DISTRIBUTIONS                                                        (18,987,792)     (44,561,330)
========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                            130,621,258      421,924,213
  Class C                                                                         1,050                0
Reinvestment of Distributions
  Investor Class                                                             17,519,432       41,699,537
  Class C                                                                             3                0
Net Assets Received from Acquisition of
  Short-Term Bond Fund (Note 3)                                                       0       17,295,250
========================================================================================================
                                                                            148,141,743      480,919,000
Amounts Paid for Repurchases of Shares - Investor Class                   (158,228,810)    (388,789,138)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                                  (10,087,067)       92,129,862
========================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (21,685,268)       46,813,882
NET ASSETS
Beginning of Period                                                         549,438,162      502,624,280
========================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $73,708 and $72,968, respectively)            $  527,752,894    $ 549,438,162
========================================================================================================

            ________________________________________________________________________________________

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                             21,468,317       64,797,931
  Class C                                                                           174                0
Shares Issued from Reinvestment of Distributions
  Investor Class                                                              2,880,552        6,431,237
  Class C                                                                             1                0
Shares Issued in Connection with Acquisition of
  Short-Term Bond Fund (Note 3)                                                       0        2,767,609
========================================================================================================
                                                                             24,349,044       73,996,777
Shares Repurchased - Investor Class                                        (26,028,505)     (59,917,117)
========================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                      (1,679,461)       14,079,660
========================================================================================================

See Notes to Financial Statements

TAX-FREE BOND FUND

                                                                             SIX MONTHS           PERIOD                YEAR
                                                                                  ENDED            ENDED               ENDED
                                                                            FEBRUARY 29        AUGUST 31             JUNE 30
----------------------------------------------------------------------------------------------------------------------------
                                                                                   2000             1999                1999
                                                                               (Note 1)         (Note 1)
                                                                              UNAUDITED
OPERATIONS
Net Investment Income                                                    $    4,009,072    $   1,372,424     $     8,423,076
Net Realized Gain (Loss) on Investment Securities                           (1,257,291)        (224,714)           2,734,848
Change in Net Depreciation of Investment Securities                         (3,572,576)      (2,213,390)         (8,012,486)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                                             (820,795)      (1,065,680)           3,145,438
============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                            (4,009,070)      (1,372,389)         (8,422,999)
  Class C                                                                           (2)                0                   0
Net Realized Gain on Investment Securities
  and Futures Contracts - Investor Class                                      (689,096)                0         (6,238,148)
============================================================================================================================
TOTAL DISTRIBUTIONS                                                         (4,698,168)      (1,372,389)        (14,661,147)
============================================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                             12,821,121        4,467,683          76,105,580
  Class C                                                                         1,000                0                   0
Reinvestment of Distributions
  Investor Class                                                              3,498,281        1,001,308          11,143,364
Class C                                                                               2                0                   0
Net Assets Received from Acquisition of Tax-Free
  Intermediate Bond Fund (Note 3)                                                     0                0           6,067,497
============================================================================================================================
                                                                             16,320,404        5,468,991          93,316,441
Amounts Paid for Repurchases of Shares -
  Investor Class                                                           (30,651,100)     (12,986,028)        (91,480,968)
============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                                  (14,330,696)      (7,517,037)           1,835,473
============================================================================================================================
TOTAL DECREASE IN NET ASSETS                                               (19,849,659)      (9,955,106)         (9,680,236)
NET ASSETS
Beginning of Period                                                         191,835,804      201,790,910         211,471,146
============================================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $15,741, $15,741
  and $15,706 respectively)                                               $ 171,986,145     $191,835,804      $  201,790,910
============================================================================================================================


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

TAX-FREE BOND FUND (CONTINUED)
                                                                             SIX MONTHS           PERIOD                YEAR
                                                                                  ENDED            ENDED               ENDED
                                                                            FEBRUARY 29        AUGUST 31             JUNE 30
----------------------------------------------------------------------------------------------------------------------------
                                                                                   2000             1999                1999
                                                                               (Note 1)         (Note 1)
                                                                              UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                                902,400          306,314           4,882,612
  Class C                                                                            71                0                   0
Shares Issued from Reinvestment of Distributions -
  Investor Class                                                                245,927           68,476             724,248
Shares Issued in Connection with Acquisition of
  Tax-Free Intermediate Bond Fund (Note 3)                                            0                0             406,050
============================================================================================================================
                                                                              1,148,398          374,790           6,012,910
Shares Repurchased
  Investor Class                                                            (2,156,965)        (890,035)         (5,883,609)
============================================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                      (1,008,567)        (515,245)             129,301
============================================================================================================================

See Notes to Financial Statements

U.S. GOVERNMENT SECURITIES FUND

                                                                             SIX MONTHS             YEAR
                                                                                  ENDED            ENDED
                                                                            FEBRUARY 29        AUGUST 31
--------------------------------------------------------------------------------------------------------
                                                                                   2000             1999
                                                                               (Note 1)
                                                                              UNAUDITED
OPERATIONS
Net Investment Income                                                    $    2,084,480    $   3,451,333
Net Realized Gain (Loss) on Investment Securities                             (599,257)          110,430
Change in Net Appreciation (Depreciation) of Investment Securities               37,315      (6,306,012)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                         1,522,538      (2,744,249)
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                            (2,084,478)      (3,451,333)
  Class C                                                                           (2)                0
Net Realized Gain on Investment Securities - Investor Class                     (4,763)      (4,863,438)
In Excess of  Net Realized Gain on Investment Securities - Investor Class             0        (305,306)
========================================================================================================
TOTAL DISTRIBUTIONS                                                         (2,089,243)      (8,620,077)
========================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                             32,303,136      177,382,649
  Class C                                                                         1,000                0
Reinvestment of Distributions
  Investor Class                                                              1,878,469        8,027,013
  Class C                                                                             2                0
Net Assets Received from Acquisition of Intermediate
  Government Bond Fund (Note 3)                                                       0       22,786,723
========================================================================================================
                                                                             34,182,607      208,196,385
Amounts Paid for Repurchases of Shares - Investor Class                    (42,769,311)    (196,418,206)
========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                                   (8,586,704)       11,778,179
========================================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (9,153,409)          413,853
NET ASSETS
Beginning of Period                                                          79,898,693       79,484,840
========================================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $44,131 and $44,131, respectively)            $   70,745,284    $  79,898,693
========================================================================================================




STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

U.S. GOVERNMENT SECURITIES FUND (CONTINUED)
                                                                             SIX MONTHS             YEAR
                                                                                  ENDED            ENDED
                                                                            FEBRUARY 29        AUGUST 31
--------------------------------------------------------------------------------------------------------
                                                                                   2000             1999
                                                                              UNAUDITED

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                              4,782,234       23,153,199
  Class C                                                                           149                0
Shares Issued from Reinvestment of Distributions - Investor Class               277,670        1,080,738
Shares Issued in Connection with Acquisition of Intermediate
  Government Bond Fund (Note 3)                                                       0        3,275,274
========================================================================================================
                                                                              5,060,053       27,509,211
Shares Repurchased - Investor Class                                         (6,351,212)     (25,723,274)
========================================================================================================
NET INCREASE (DECREASE) IN FUND SHARES                                      (1,291,159)        1,785,937
========================================================================================================

See Notes to Financial Statements



INVESCO Notes to financial statements -

UNAUDITED
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: To seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds offer two classes of shares, referred to as Investor Class and Class C shares effective February 15, 2000. Investor Class and Class C shares are subject to an annual distribution fee to a maximum of 0.25% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

On May 20, 1999, shareholders of Tax-Free Bond Fund approved an Agreement and Plan of Conversion and Termination providing for the conversion of Tax-Free Bond Fund from a separate series of INVESCO Tax-Free Income Funds, Inc. to a separate series of INVESCO Bond Funds, Inc., effective August 20, 1999.

On May 20, 1999,  shareholders  of the Funds  approved an Agreement  and Plan of
Reorganization and Termination in which the following Funds which were previously series' of INVESCO Bond Funds, Inc., INVESCO Tax-Free Income Funds, Inc. and INVESCO Value Trust, respectively, merged: Short-Term Bond Fund ("Target Fund") into INVESCO Bond Funds, Inc. - Select Income Fund ("Surviving Fund"), Tax-Free Intermediate Bond Fund ("Target Fund") into INVESCO Tax-Free Income Fund, Inc. - Tax-Free Bond Fund ("Surviving Fund") and Intermediate Government Bond Fund ("Target Fund") into INVESCO Bond Funds, Inc. - U.S. Government Securities Fund ("Surviving Fund"). Shareholders of the Target Funds became shareholders of the Surviving Funds and received shares of the Surviving Funds equal in dollar value to the then current value of their shares in the Target Funds, effective close of business of June 4, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on that exchange (generally 4:00 p.m. Eastern time) in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day and obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Foreign currency exchange rates are determined daily prior to the close of the New Stock Exchange.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Mortgage paydown gain/loss is treated as ordinary income for tax purposes and is included in interest income in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to concentrated investments in specific industries or foreign issuers located in a specific country. Such concentrations may subject these Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. High Yield, Select Income and U.S. Government Securities Funds incurred and elected to defer post-October 31 net capital losses of $34,244,653, $7,757,789 and $308,126, respectively, to the year ended August 31, 2000. At August 31, 1999, High Yield Fund had $2,045,175 and Tax-Free Bond Fund had $30,762 and $224,714 in net capital loss carryovers which expire in the years 2007, 2001 and 2007, respectively. The capital loss carryover from INVESCO Tax-Free Funds, Inc.
- Tax-Free Intermediate Bond Fund (which was acquired by Tax-Free Bond Fund on June 4, 1999), is subject to certain limitations under the Internal Revenue Code.

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgaged-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- Each Fund/Class bears expenses incurred specifically on its behalf and, in addition, each Fund/Class bears a portion of general expenses, based on the relative net assets of each Fund/Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                          AVERAGE NET ASSETS
--------------------------------------------------------------------------------
                                                    $0 TO     $300 TO       OVER
                                                     $300        $500       $500
FUND                                              MILLION     MILLION    MILLION
--------------------------------------------------------------------------------
High Yield Fund                                     0.50%       0.40%      0.30%
Select Income Fund                                  0.55%       0.45%      0.35%
Tax-Free Bond Fund                                  0.55%       0.45%      0.35%
U.S. Government Securities Fund                     0.55%       0.45%      0.35%

A plan of distribution pursuant to Rule 12b-1 of the Act (the "Plan") provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, to a maximum of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement pursuant to Rule 12b-1 of the Act provides for financing the distribution and shareholder servicing of Class C shares up to a maximum of 1.00% per annum of average daily net assets. For the six months ended February 29, 2000, High Yield - Investor Class, Select Income Investor Class, Tax-Free Bond - Investor Class and U.S. Government Securities - Investor Class Funds paid the Distributor $951,633, $684,341, $231,900 and $100,187 respectively, under the plan of distribution. For High Yield - Class C, Select Income - Class C, Tax-Free Bond - Class C and U.S. Government Securities
- Class C, the amounts paid to the Distributor were insignificant.

IFG receives a transfer agent fee from each Fund at an annual rate of $26.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by Select Income, Tax-Free Bond and U.S. Government Securities Funds for the six months ended February 29, 2000.

A 2% redemption fee is retained by High Yield Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in Capital by High Yield Fund. Total redemption fees received by High Yield Fund for the six months ended February 29, 2000 were $318,111.

NOTE 3 -- ACQUISITION OF INVESCO BOND FUNDS, INC. - SHORT-TERM BOND FUND ("TARGET FUND I"), INVESCO TAX-FREE INCOME FUNDS, INC. - TAX-FREE INTERMEDIATE BOND FUND ("TARGET FUND II") AND ACQUISITION OF INVESCO VALUE TRUST - INTERMEDIATE GOVERNMENT BOND FUND ("TARGET FUND III"). On June 4, 1999, Select Income Fund acquired all the net assets of Target Fund I pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund I shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 2,767,609 shares of Select Income Fund (valued at $17,295,250) for 1,816,970 shares of Target Fund I outstanding on June 4, 1999. Target Fund I's net assets at that date ($17,295,250) including $61,116 of unrealized depreciation, were combined with those of Select Income Fund. The aggregate net assets of Select Income Fund and Target Fund I immediately before the acquisition were $543,762,931 and $17,295,250, respectively. The net assets of Select Income Fund after the acquisition were $561,058,181.

On June 4, 1999, Tax-Free Bond Fund acquired all the net assets of Target Fund II pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund II shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 406,050 shares of Tax-Free Bond Fund (valued at $6,067,497) for 605,338 shares of Target Fund II outstanding on June 4, 1999. Target Fund II's net assets at that date ($6,067,497) including $74,932 of unrealized appreciation, were combined with those of Tax-Free Bond Fund. The aggregate net assets of Tax-Free Bond Fund and Target Fund II immediately before the acquisition were $200,325,490 and $6,067,497, respectively. The net assets of Tax-Free Bond Fund after the acquisition were $206,392,987.

On June 4, 1999, U.S. Government Securities Fund acquired all the net assets of Target Fund III pursuant to an Agreement and Plan of Reorganization and Termination approved by Target Fund III shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 3,275,274 shares of U.S. Government Securities Fund (valued at $22,786,723) for 1,845,823 shares of Target Fund III outstanding on June 4, 1999. Target Fund III's net assets at that date ($22,786,723) including $238,936 of unrealized depreciation, were combined with those of U.S. Government Securities Fund. The aggregate net assets of U.S. Government Securities Fund and Target Fund III immediately before the acquisition were $64,047,158 and $22,786,723, respectively. The net assets of U.S. Government Securities Fund after the acquisition were $86,833,881.

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 29, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                        PURCHASES                      SALES
--------------------------------------------------------------------------------
High Yield Fund                         $ 454,131,563              $ 448,751,937
Select Income Fund                        258,264,637                257,212,071
Tax-Free Bond Fund                         30,481,927                 56,214,004

For the six months ended February 29, 2000, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                        PURCHASES                      SALES
--------------------------------------------------------------------------------
Select Income Fund                       $  2,961,562              $   9,366,422
U.S. Government Securities Fund             6,845,156                 10,595,057


NOTE 5 -- APPRECIATION AND DEPRECIATION. At February 29, 2000, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net depreciation by Fund were as follows:

                                           GROSS           GROSS             NET
FUND                                APPRECIATION    DEPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------
High Yield Fund                       $3,617,593     $57,176,154     $53,558,561
Select Income Fund                       289,855      36,823,566      36,533,711
Tax-Free Bond Fund                     1,169,118       5,975,992       4,806,874
U.S. Government Securities Fund                0       5,902,550       5,902,550

NOTE 6 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement plus the meeting attendance fees.

Pension expenses for the six months ended February 29, 2000, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                         UNFUNDED
                                      PENSION             ACCRUED        PENSION
FUND                                 EXPENSES       PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                    $   10,701         $    12,619    $    57,783
Select Income Fund                      8,202               8,576         40,527
Tax-Free Bond Fund                      3,192              11,863         35,513
U.S. Government Securities Fund         1,610               3,861         12,918

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At February 29, 2000, there were no such borrowings.

NOTE 8 --CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A 1.00% CDSC is charged by each Fund's Class C shares on redemptions or exchanges of shares held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder; it is not an expense of the Fund. For the period ended February 29, 2000, the Distributor received an insignificant amount of CDSC from shareholder redemptions for High Yield - Class C, Select Income - Class C, Tax-Free Bond Class C and U.S. Government Securities - Class C Funds.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                           ENDED
                                     FEBRUARY 29                       YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------
                                            2000         1999        1998         1997         1996          1995
                                       UNAUDITED
PER SHARE DATA
Net Asset Value --
  Beginning of Period                 $     6.40   $     6.76   $    7.45   $     6.84   $     6.73    $     6.73
=================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                       0.30         0.60        0.64         0.62         0.63          0.66
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (0.14)       (0.19)      (0.29)         0.64         0.11          0.03
=================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                0.16         0.41        0.35         1.26         0.74          0.69
=================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income(a)                                 0.30         0.60        0.64         0.62         0.63          0.66
Distributions from Capital Gains            0.00         0.00        0.40         0.03         0.00          0.00
In Excess of Capital Gains                  0.00         0.17        0.00         0.00         0.00          0.03
=================================================================================================================
TOTAL DISTRIBUTIONS                         0.30         0.77        1.04         0.65         0.63          0.69
=================================================================================================================
Net Asset Value--End of Period        $     6.26   $     6.40   $    6.76   $     7.45   $     6.84    $     6.73
=================================================================================================================

TOTAL RETURN                            2.50%(b)        6.53%       4.44%       19.27%       11.38%        11.12%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                      $  754,660   $  793,337   $ 641,394   $  470,965   $  375,201    $  288,959
Ratio of Expenses to Average
  Net Assets(c)                      0.50%(b)(d)     0.99%(d)    0.86%(d)     1.00%(d)     0.99%(d)         1.00%
Ratio of Net Investment Income
  to Average Net Assets(c)              4.68%(b)        9.13%       8.72%        8.71%        9.13%        10.01%
Portfolio Turnover Rate                   61%(b)         154%        282%         129%         266%          201%


(a)Distributions in excess of net investment income for the year ended August 31, 1996, aggregated less than $0.01 on a per share basis.
(b)Based on operations for the period shown and, accordingly, are not representative of a full year.
(c)Various expenses of the Fund were voluntarily absorbed by IFG for the years ended August 31, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99% and 1.07%, respectively, and ratio of net investment income to average net assets would have been 9.13% and 9.94%, respectively.
(d)Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND - CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                          PERIOD
                                                                           ENDED
                                                                     FEBRUARY 29
--------------------------------------------------------------------------------
                                                                         2000(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                                $      6.31
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.02
Net Losses on Securities (Both Realized and Unrealized)                   (0.05)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                          (0.03)
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                        0.02
================================================================================
Net Asset Value-- End of Period                                      $      6.26
================================================================================

TOTAL RETURN                                                          (0.42%)(b)

RATIOS
Net Assets-- End of Period ($000 Omitted)                            $        5
Ratio of Expenses to Average Net Assets(c)                              0.06%(b)
Ratio of Net Investment Income to Average Net Assets                    0.56%(b)
Portfolio  Turnover  Rate                                                 61%(d)

(a) From February 15, 2000,commencement of investment operations, to February 29, 2000.
(b) Based on operations for the period shown and, accordingly, are not representative of a full year.
(c) Ratio is based on Total Expenses of the Fund,which is before any expense offset arrangements.
(d) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six months ended February 29, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS
                                           ENDED
                                     FEBRUARY 29                               YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------
                                            2000         1999        1998         1997         1996          1995
                                       UNAUDITED
PER SHARE DATA
Net Asset Value --
  Beginning of Period                 $     6.15   $     6.68   $    6.66   $     6.35   $     6.54    $     6.18
=================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                       0.21         0.43        0.43         0.45         0.47          0.47
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (0.13)       (0.41)        0.19         0.34       (0.17)          0.36
=================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                0.08         0.02        0.62         0.79         0.30          0.83
=================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income                                    0.21         0.43        0.43         0.45         0.46          0.47
In Excess of Net Investment Income(a)       0.00         0.00        0.00         0.00         0.01          0.00
Distributions from Capital Gains(b)         0.00         0.02        0.17         0.03         0.02          0.00
In Excess of Capital Gains                  0.00         0.10        0.00         0.00         0.00          0.00
=================================================================================================================
TOTAL DISTRIBUTIONS                         0.21         0.55        0.60         0.48         0.49          0.47
=================================================================================================================
Net Asset Value --
  End of Period                       $     6.02   $     6.15   $    6.68   $     6.66   $     6.35    $     6.54
=================================================================================================================

TOTAL RETURN                            1.37%(c)        0.15%       9.58%       12.89%        4.78%        14.01%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                      $  527,752   $  549,438   $ 502,624   $  287,618   $  258,093    $  216,597
Ratio of Expenses to Average
  Net Assets(d)                      0.53%(c)(e)     1.06%(e)    1.06%(e)     1.03%(e)     1.01%(e)         1.00%
Ratio of Net Investment Income
  to Average Net Assets(d)              3.49%(c)        6.56%       6.36%        6.98%        7.14%         7.38%
Portfolio Turnover Rate                   50%(c)         135%        140%         263%         210%          181%

(a) Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.
(b) Distributions from Capital Gains for the six months ended February 29, 2000, aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, are not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by IFG for the six months end February 29, 2000 and the years ended August 31, 1999, 1998, 1997, 1996, and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.60%, 1.16%, 1.10%, 1.21%, 1.16% and 1.22%, respectively, and ratio of net investment income to average net assets would have been 3.42%, 6.46%, 6.32%, 6.80%, 6.99% and 7.16%, respectively.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser,if applicable, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND - CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PERIOD
                                                                           ENDED
                                                                     FEBRUARY 29
--------------------------------------------------------------------------------
                                                                         2000(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                                 $     6.02
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.02
Net Losses on Securities (Both Realized and Unrealized)                   (0.01)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            0.01
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                        0.02
================================================================================
Net Asset Value-- End of Period                                       $     6.01
================================================================================

TOTAL RETURN                                                            0.12%(b)

RATIOS
Net Assets-- End of Period ($000 Omitted)                             $       1
Ratio of Expenses to Average Net Assets(c)(d)                           0.06%(b)
Ratio of Net Investment Income to Average Net Assets(c)                 0.31%(b)
Portfolio Turnover Rate                                                   50%(e)



(a) From February 15, 2000, commencement of investment operations, to February 29, 2000.
(b) Based on operations for the period shown and, accordingly, are not representative of a full year.
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended February 29, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.06% and ratio of net investment income to average net assets would have been 0.31%.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements.
(e) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six months ended February 29, 2000.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS       PERIOD
                                           ENDED        ENDED
                                     FEBRUARY 29    AUGUST 31                          YEAR ENDED JUNE 30

---------------------------------------------------------------------------------------------------------------------------------
                                            2000      1999(a)        1999         1998         1997          1996            1995
                                       UNAUDITED
PER SHARE DATA
Net Asset Value --
  Beginning of
  Period                              $    14.53   $    14.71   $   15.57   $    15.34   $    15.20    $    15.07       $   15.29
=================================================================================================================================
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                       0.32         0.10        0.62         0.63         0.66          0.73            0.80
Net Gains or (Losses) on
  Securities (Both Realized
  and Unrealized)                         (0.37)       (0.18)      (0.40)         0.40         0.38          0.32            0.09
=================================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                              (0.05)       (0.08)        0.22         1.03         1.04          1.05            0.89
=================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net
  Investment Income                         0.32         0.10        0.62         0.63         0.66          0.73            0.80
In Excess of Net
  Investment Income                         0.00         0.00        0.00         0.00         0.01          0.00            0.00
Distributions from
  Capital Gains                             0.05         0.00        0.46         0.17         0.23          0.19            0.31
=================================================================================================================================
TOTAL DISTRIBUTIONS                         0.37         0.10        1.08         0.80         0.90          0.92            1.11
=================================================================================================================================
Net Asset Value --
  End of Period                       $    14.11   $    14.53   $   14.71   $    15.57   $    15.34    $    15.20       $   15.07
=================================================================================================================================

TOTAL RETURN                          (0.34%)(b)   (0.53%)(b)       1.30%        6.87%        7.05%         7.01%           6.16%

RATIOS

Net Assets --
  End of Period
  ($000 Omitted)                      $  171,985   $  191,836   $ 201,791   $  211,471   $  220,410    $  250,890       $ 254,584
Ratio of Expenses
  to Average Net Assets(c)           0.45%(b)(d)  0.90%(d)(e)    0.91%(d)     0.91%(d)     0.90%(d)      0.91%(d)           0.92%
Ratio of Net
  Investment Income to
  Average Net Assets(c)                 2.21%(b)     4.08%(e)       4.03%        4.06%        4.36%         4.76%           5.31%
Portfolio Turnover Rate                   18%(b)        3%(b)         66%         173%         123%          146%             99%

(a)  From July 1, 1999 to August 31, 1999, the Fund's current fiscal year end.
(b) Based on operations for the period shown and, accordingly, are not representative of a full year.
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 29, 2000, for the period ended August 31, 1999 and for the years ended June 30, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.56%, 1.14% (annualized), 1.06%, 1.04%, 1.05%, 1.04% and 1.05%, respectively, and ratio of net investment income to average net assets would have been 2.10%, 3.84% (annualized), 3.88%, 3.93%, 4.21%, 4.63% and 5.18%, respectively.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(e)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND - CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PERIOD
                                                                           ENDED
                                                                     FEBRUARY 29
--------------------------------------------------------------------------------
                                                                         2000(a)
                                                                       UNAUDITED

PER SHARE DATA
Net Asset Value--Beginning of Period                                 $     14.05
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.02
Net Gains on Securities (Both Realized and Unrealized)                      0.06
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            0.08
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                        0.02
================================================================================
Net Asset Value--End of Period                                       $     14.11
================================================================================

TOTAL RETURN                                                            0.59%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $        1
Ratio of Expenses to Average Net Assets(c)(d)                           0.07%(b)
Ratio of Net Investment Income to Average Net Assets(c)                 0.17%(b)
Portfolio Turnover Rate                                                   18%(e)

(a) From February 15, 2000, commencement of investment operations, to February 29, 2000.
(b) Based on operations for the period shown and, accordingly, are not representative of a full year.
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended February 29, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.07% and ratio of net investment income to average net assets would have been 0.17%.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(e) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six months ended February 29, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                      SIX MONTHS
                                           ENDED
                                     FEBRUARY 29                               YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------
                                            2000         1999        1998         1997         1996          1995
                                       UNAUDITED
PER SHARE DATA
Net Asset Value --
  Beginning of Period                 $     6.81   $     7.99   $    7.49   $     7.15   $     7.49    $     7.10
=================================================================================================================

INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                       0.18         0.35        0.40         0.43         0.44          0.45
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)          (0.04)       (0.58)        0.67         0.34       (0.34)          0.39
=================================================================================================================
TOTAL FROM INVESTMENT
  OPERATIONS                                0.14       (0.23)        1.07         0.77         0.10          0.84
=================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment
  Income                                    0.18         0.35        0.40         0.43         0.43          0.45
In Excess of Net Investment
  Income(a)                                 0.00         0.00        0.00         0.00         0.01          0.00
Distributions from Capital Gains(b)         0.00         0.56        0.17         0.00         0.00          0.00
In Excess of Capital Gains                  0.00         0.04        0.00         0.00         0.00          0.00
=================================================================================================================
TOTAL DISTRIBUTIONS                         0.18         0.95        0.57         0.43         0.44          0.45
=================================================================================================================
Net Asset Value --
  End of Period                       $     6.77   $     6.81   $    7.99   $     7.49   $     7.15    $     7.49
=================================================================================================================

TOTAL RETURN                            2.08%(d)      (3.40%)      14.75%       11.01%        1.31%        12.37%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                      $   70,744   $   79,899   $  79,485   $   51,581   $   54,614    $   38,087
Ratio of Expenses to Average
  Net Assets(c)                      0.55%(d)(e)     1.01%(e)    1.01%(e)     1.01%(e)     1.02%(e)         1.00%
Ratio of Net Investment Income
  to Average Net Assets(c)              2.90%(d)        4.80%       5.22%        5.78%        5.76%         6.24%
Portfolio Turnover Rate                    9%(d)         114%        323%         139%         212%           99%

(a) Distributions in excess of net investment income for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.
(b) Distributions from Capital Gains for the six months ended February 29, 2000, aggregated less than $0.01 on a per share basis.
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended February 29, 2000 and for the years ended August 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.89%, 1.60%, 1.41%, 1.32%, 1.48% and 1.51%, respectively, and ratio of net investment income to average net assets would have been 2.56%, 4.21%, 4.82%, 5.47%, 5.30% and 5.73%, respectively.
(d) Based on operations for the period shown and, accordingly, are not representive of a full year.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND - CLASS C
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PERIOD
                                                                           ENDED
                                                                        FEBRUARY
--------------------------------------------------------------------------------
                                                                         2000(a)
                                                                       UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period                                 $     6.72
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                       0.01
Net Gains on Securities (Both Realized and Unrealized)                      0.06
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                            0.07
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                        0.01
================================================================================
Net Asset Value-- End of Period                                       $     6.78
================================================================================

TOTAL RETURN                                                            1.08%(b)

RATIOS
Net Assets-- End of Period ($000 Omitted)                             $       1
Ratio of Expenses to Average Net Assets(c)(d)                           0.08%(b)
Ratio of Net Investment Income to Average Net Assets(c)                 0.20%(b)
Portfolio Turnover Rate                                                    9%(e)

(a) From February 15, 2000, commencement of investment operations, since inception of Class C, to February 29, 2000.
(b) Based on operations for the period shown and, accordingly, are not representative of a full year.
(c) Various expenses of the Fund were voluntarily absorbed by IFG for the period ended February 29, 2000. If such expenses had not been voluntarily absorbed, ratio of net investment loss to average net assets would have been 0.08% and ratio of net investment loss to average net assets would have been 0.20%.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.
(e) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six-months ended February 29, 2000.

                             INVESCO FAMILY OF FUNDS


                                 Investor Class                      Newspaper
Fund Name                          Fund Code      Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
STOCK
Growth & Income                       21             IVGIX           Gro&Inc
Blue Chip Growth                      10             FLRFX           BlChpGro
Dynamics                              20             FIDYX           Dynm
Small Company Growth                  60             FIEGX           SmCoGth
INVESCO Endeavor                      61             IVENX           Endeavor
Value Equity                          46             FSEQX           ValEq
S&P 500 Index Fund                    23             ISPIX           SP500II
--------------------------------------------------------------------------------
BOND
U.S. Government Securities            32             FBDGX           USGvt
Select Income                         30             FBDSX           SelInc
High Yield                            31             FHYPX           HiYld
Tax-Free Bond                         35             FTIFX           TxFreeBd
--------------------------------------------------------------------------------
COMBINATION STOCK & BOND
Equity Income                         15             FIIIX           EquityInc
Total Return                          48             FSFLX           TotRtn
Balanced                              71             IMABX           Bal
--------------------------------------------------------------------------------
SECTOR
Energy                                50             FSTEX           Enrgy
Financial Services                    57             FSFSX           FinSvc
Gold                                  51             FGLDX           Gold
Health Sciences                       52             FHLSX           HlthSc
Leisure                               53             FLISX           Leisur
Real Estate Opportunity               42             IVSRX           Realty
Technology                            55             FTCHX           Tech
Telecommunications                    39             ISWCX           Telecom
Utilities                             58             FSTUX           Util
--------------------------------------------------------------------------------
INTERNATIONAL
International Blue Chip               09             IIBCX           ItlBlChp
Pacific Basin                         54             FPBSX           PcBas
European                              56             FEURX           Europ
Latin American Growth                 34             IVSLX           LtnAmerGr
--------------------------------------------------------------------------------
MONEY MARKET
U.S. Government Money                 44             FUGXX           InvGvtMF
Cash Reserves                         25             FDSXX           InvCshR
Tax-Free Money                        40             FFRXX           InvTaxFree
Treasurer's Money Market Reserve      96             IMRXX           INVESCOMMR
Treasurer's Tax-Exempt Reserve        95             ITTXX           INVESCOTTE



FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS, INCLUDING MANAGEMENT FEES, RISKS, AND EXPENSES, PLEASE VISIT OUR WEB SITE, CONSULT YOUR FINANCIAL ADVISOR, OR CALL US AT 1-800-525-8085 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                          [INVESCO ICON] INVESCO FUNDS









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                                  INVESCO KNOWS(R)












We're easy to stay in touch with:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
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On the World Wide Web: www.invesco.com



INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173707
Denver, Colorado 80217-3707

This information must be preceded or accompanied by a current prospectus.




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